SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2001

                                                             Mid-Cap Growth Fund
                                                                 Technology Fund
                                                               Post-Venture Fund
                                                           Micro-Cap Growth Fund
                                                            Emerging Growth Fund

                                                                     (LOGO)
                                                                   VAN WAGONER
                                                                      FUNDS

VAN WAGONER FUNDS SEMI-ANNUAL REPORT

VAN WAGONER FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS:                                         JUNE 30, 2001
--------------------------------------------------------------------------------

The last six months have been pretty rough. The "bursting of the economic bubble" that began in the spring of 2000 continued through the first half of 2001. Corporate sentiment was the lowest it has been in years, which was reflected in decreased spending patterns. And after a long employment boom, we saw major corporations laying off employees-some for the first time in their history. The good news is that we hope to have seen the worst of the market decline, but we still have a long recovery ahead.

The biggest surprise we saw during the last six months was technology spending nearly grind to a halt. Corporations just decided to stop spending across all sectors, not only in telecommunications, but also in enterprise software. This budget freeze happened for a few reasons. First, people were uncertain of the current economy and needed to get comfortable with where it was headed. Second, corporations had already spent quite a bit on technology during 2000. As of May/June, we began to see corporate spending slowly resume as the market leveled out and started turning around.

Unfortunately, this lack of spending on technology affected many of our holdings. While technology spending was still strong in 2000, our companies performed well relative to the market. But in 2001, their stock prices began to decline and this dramatically affected Fund performance. We regularly research each of the companies we invest in and, as a result, believe in their growth potential. We think we're in the right companies-ones with strong fundamentals and true leadership potential. This ongoing commitment to quality paid off with each of the Van Wagoner Funds having a phenomenal second quarter. The second quarter return for the Funds ranged from 19.61% (Micro-Cap Growth) to 33.03% (Emerging Growth), compared to the Nasdaq Composite Index return of 17.53%. Our performance was primarily due to positive earnings reports. Almost all of our portfolio companies met their earnings expectations with many of them up significantly from stock lows earlier in the year. We're quite happy with the leadership companies we own and believe they will continue to react positively as business prospects improve.

In the fall of 2000, we began to shift money out of the telecommunications and semiconductor sectors and started focusing on enterprise software. This shift worked very well from a fundamental standpoint. The companies we're involved with in enterprise software like Interwoven, Internet Solutions, VERITAS, Embarcadero Technologies and StorageNetworks(1), have performed very well. Unfortunately technology stocks have declined and the market really hasn't differentiated the stronger companies from the weaker ones. We believe in the companies we're invested in and think that the market will begin to differentiate strong and weak companies in the second half of the year. Telecommunications companies are extremely vulnerable to disappointing news and will probably be immune from a pick-up in the economy. There is a whole 'food chain' connected with telecommunications firms-when service providers

VANWAGONER.COM

VAN WAGONER FUNDS SEMI-ANNUAL REPORT

don't have capital, they don't buy equipment, in turn, equipment providers can't buy the parts they need to build their products. We've maintained a light exposure to this sector, relative to other sectors in the Funds, and all of its connected industries-telecomm services, equipment and components.

We have a slight weighting in the semiconductor industry compared to our historical investment. But we are invested less in this sector now than we were at the beginning of the year. We've seen a real slowdown in the semiconductor industry over the last year due to a glut of inventories and long order cycle. We did buy a few semiconductor capital equipment companies and are closely tracking some companies away from the communications/integrated circuits space. We hold some component companies, like Emulex(1), that supply parts to storage areas and we'll be considering more of these types of investments.

We've been intrigued by biotechnology firms, but they currently have pretty high valuations. Earlier in the year we held a few names in biomedical, like Abgenix and Medarex(1), but sold them in all Funds except the Micro-Cap Growth Fund in the first quarter. Frankly, we've seen more growth prospects from larger firms in other sectors and have taken advantage of those opportunities, where the Funds' capitalization strategies allow, resulting in a small biotechnology exposure. We have maintained exposure to this industry in the Micro-Cap Growth Fund due to the growth opportunities in smaller firms. Small platform companies in this sector, like ImmunoGen and Orchid Biosciences(1), create the technology that large pharmaceutical companies use to develop their drug candidates. Since larger drug companies like to keep their product pipelines full and will continue to spend on development, these smaller companies have a positive business outlook.

We've also stayed away from energy services due to the ongoing volatility and media hype over the pending crisis. We've watched these companies reach higher values before falling back to where they were-a roundtrip stock trip we avoided.

Right now, we think that the tax cut President Bush approved will provide an added benefit that should help the overall economy. The Fed will keep stimulating the economy by continuing to cut rates. It took a few years of the Fed tightening its monetary policy to slow things down. Now that they are loosening their monetary stance, it will take awhile for those changes to be widely felt. We also don't believe that the energy crisis is going to hurt the growth of the economy-we think the energy crisis will be a nonevent this summer. The economy will continue to slowly recover and, although the markets can always decline, we think we've probably seen the worst of it. Business is going to continue to improve but at a much slower pace than most people would like. We will probably continue to see a 'sawtooth' pattern in the market with minor ups and downs, but overall the market should be steadily rising. We hope to see a more robust market toward the end of the year, but we expect this summer to be pretty quiet.

1-800-228-2121

VAN WAGONER FUNDS SEMI-ANNUAL REPORT

We're excited about the long-term prospects for all of our Funds. We feel very bullish on the companies we own and about the economy's recovery over the next six months. Everyone on the Van Wagoner team is also a shareholder, so we share your frustration with the performance of the last six months and look forward to a strong recovery in the next half of the year. Your investment in the Funds is appreciated and we thank you for your continued support.

Sincerely,

/s/Garrett R. Van Wagoner

Garrett R. Van Wagoner

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the Funds or their Adviser.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  87.94%

                 COMPUTER SOFTWARE - ENTERPRISE  6.46%
    133,414      Authoria, Inc.1                                  $  1,041,963
     54,650      Docent, Inc.*                                         546,500
    172,872      Docent, Inc.*(1)                                    1,665,587
     75,000      IntraNet Solutions, Inc.*                           2,853,750
     74,400      TellMe Networks, Inc.*(2)                             272,304
        TBD      TellMe Networks, Inc., Warrants*(2)                         -
                                                                  ------------
                                                                     6,380,104
                                                                  ------------
                 COMPUTER SOFTWARE - INTERNET  18.38%
    164,159      Blue Pumpkin Software, Inc.*(2)                     1,200,002
     12,500      eBay, Inc.*                                           856,125
    693,456      Interwoven, Inc.*                                  11,719,406
     45,000      Openwave Systems, Inc.*                             1,561,500
     75,000      Quest Software, Inc.*                               2,831,250
                                                                  ------------
                                                                    18,168,283
                                                                  ------------

                 COMPUTER SOFTWARE - SECURITY  3.79%
    125,000      Netegrity, Inc.*                                    3,750,000
                                                                  ------------

                 COMPUTERS - GRAPHICS  0.94%
     10,000      NVIDIA Corp.*                                         927,500
                                                                  ------------

                 COMPUTERS - INTEGRATED SYSTEMS  0.49%
    259,163      CopperCom, Inc.*(2)                                   482,043
     22,361      CopperCom, Inc., Common*(2)                                 -
                                                                  ------------
                                                                       482,043
                                                                  ------------

                 COMPUTERS - LOCAL NETWORKS  8.64%
    114,200      3PARdata, Inc.(2)                                     656,737
     95,000      Brocade Communications Systems, Inc.*               4,179,050
     60,000      Emulex Corp.*                                       2,424,000
     34,700      McDATA Corp.*                                         757,848
    193,289      Top Layer Networks, Inc.*(2)                          521,880
                                                                  ------------
                                                                     8,539,515
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - MEMORY DEVICES  5.09%
    111,500      CommVault Systems, Inc.*(2)                     $     639,107
    104,956      Datacore Software Corp.*(2)                         1,066,878
     50,000      VERITAS Software Corp.*                             3,326,500
                                                                  ------------
                                                                     5,032,485
                                                                  ------------

                 COMPUTERS - SERVICES  7.22%
    420,000      StorageNetworks, Inc.*                              7,135,800
                                                                  ------------

                 COMPUTERS - SOFTWARE  10.63%
     67,000      Manugistics Group, Inc.*                            1,681,700
     35,000      Mercury Interactive Corp.*                          2,096,500
     70,000      PeopleSoft, Inc.*                                   3,446,100
     70,000      Siebel Systems, Inc.*                               3,283,000
                                                                  ------------
                                                                    10,507,300
                                                                  ------------

                 ELECTRICAL PRODUCTS - MISCELLANEOUS  1.17%
     80,000      Powerwave Technologies, Inc.*                       1,160,000
                                                                  ------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  1.02%
     37,500      RF Micro Devices, Inc.*                             1,005,000
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  0.89%
     15,000      KLA-Tencor Corp.*                                     877,050
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  3.38%
     25,000      Applied Micro Circuits Corp.*                         430,000
    247,600      Bandwidth9, Inc.*(2)                                1,138,960
     27,500      QLogic Corp.*                                       1,772,375
    193,200      Sandcraft, Inc.*(2)                                         1
                                                                  ------------
                                                                     3,341,336
                                                                  ------------
                 FIBER OPTIC COMPONENTS  1.03%
      5,000      Tellium, Inc.*                                         91,000
     60,000      Tellium, Inc.*(1)                                     926,015
                                                                  ------------
                                                                     1,017,015
                                                                  ------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  2.50%
     30,000      Check Point Software Technologies Ltd.*           $ 1,517,100
     82,100      Mirapoint, Inc.*(2)                                   313,622
    260,000      Netigy Corp.*(2)                                      644,800
                                                                  ------------
                                                                     2,475,522
                                                                  ------------

                 INTERNET - SERVICE PROVIDER/CONTENT  0.71%
     20,000      HomeStore.com, Inc.*                                  699,200
                                                                  ------------

                 MEDICAL - BIOMEDICAL/GENETICS  0.68%
    106,900      Athersys, Inc.*(2)                                    668,125
                                                                  ------------

                 TELECOMMUNICATIONS - EQUIPMENT  13.08%
    241,900      Calient Networks, Inc.*(2)                            873,864
     35,000      CIENA Corp.*                                        1,330,000
    703,600      Hyperchip, Inc.*(2)                                   619,168
     44,458      Kestrel Solutions, Inc.*(2)                                 1
    243,500      Lynx Photonic Networks*(2)                          1,070,183
    276,100      Nayna Networks, Inc.*(2)                              621,225
    140,000      ONI Systems Corp.*                                  3,906,000
    253,400      Portera Systems*(2)                                   212,223
     17,500      Scientific-Atlanta, Inc.                              710,500
    120,000      Sonus Networks, Inc.*                               2,803,200
    214,542      Turin Networks, Inc.*(2)                              450,002
    136,900      Ultraband Fiber Optics*(2)                            332,667
                                                                  ------------
                                                                    12,929,033
                                                                  ------------

                 TELECOMMUNICATIONS - SERVICES  1.84%
     65,000      Micromuse, Inc.*                                    1,819,350
                                                                  ------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $115,746,148)                                86,914,661
                                                                  ------------


NUMBER
OF CONTRACTS                                                               VALUE
--------------------------------------------------------------------------------

PUT OPTIONS PURCHASED  0.05%

        325      Interwoven, Inc., expires 7/21/01,
                 exercise price $17.50                            $     47,125
                                                                  ------------
                 Total Put Options Purchased
                 (cost $49,476)                                         47,125
                                                                  ------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  7.99%

 $2,900,000      UMB Bank, n.a., repurchase
                 agreement, 3.41%, dated 6/29/01,
                 repurchase price $2,900,813,
                 maturing 7/2/01 (collateralized by
                 FHLB discount notes
                 maturing 7/18/01)                                   2,900,000

  5,003,764      UMB Bank, n.a.,
                 Money Market Fiduciary                              5,003,764
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $7,903,764)                                   7,903,764
                                                                  ------------

                 TOTAL INVESTMENTS  95.98%
                 (cost $123,699,388)                                94,865,550
                 Other Assets less Liabilities 4.02%                 3,970,368
                                                                  ------------
NET ASSETS  100.00%                                                $98,835,918
                                                                  ============
NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

     29,500      Research in Motion Ltd.*                         $    951,375
                                                                  ------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $1,127,940)                            $    951,375
                                                                  ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *  Non-income producing

(1) Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

(2) The following preferred stocks (and common stocks or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $12,825,755 or 12.98% of net assets.

                                  DATE(S) OF           NUMBER
SECURITY DESCRIPTION             ACQUISITION         OF SHARES         COST
--------------------------------------------------------------------------------
3PARdata, Inc.                       May 01           114,200       $   656,737
Athersys, Inc.                     October 00         106,900         1,336,250
Authoria, Inc.                       May 00           133,414         1,041,963
Bandwidth9, Inc.                  November 00         247,600         2,277,920
Blue Pumpkin Software, Inc.         July 00           164,159         1,200,002
Calient Networks, Inc.            December 00         241,900         1,747,728
CommVault Systems, Inc.           November 00         111,500         1,349,150
CopperCom, Inc.                     June 01           259,163           482,043
CopperCom, Inc., Common             June 01            22,361                 -
Datacore Software Corp.              May 00           104,956         1,066,878
Hyperchip, Inc.                   September 00        703,600           619,168
Kestrel Solutions, Inc.            January 00          44,458           578,911
Lynx Photonic Networks, Inc.       January 01         243,500         2,140,365
Mirapoint, Inc.                    October 00          82,100         1,255,309
Nayna Networks, Inc.              December 00         276,100         1,242,450
Netigy Corp.                       August 00          260,000         2,575,144
Portera Systems                   September 00        253,400           848,890
Sandcraft, Inc.                   December 00         193,200           562,212
TellMe Networks, Inc.             September 00         74,400         1,090,109
TellMe Networks, Inc., Warrants   September 00            TBD                 -
Top Layer Networks, Inc.       July 00 - April 01     193,289           454,859
Turin Networks, Inc.                 July 00          214,542           900,004
Ultraband Fiber Optics            February 01         136,900           332,667
--------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  93.09%

                 COMPUTER SOFTWARE - DESKTOP  0.40%
    370,000      Oblix, Inc.*(3)                                  $    780,811
                                                                  ------------

                 COMPUTER SOFTWARE - ENTERPRISE  13.32%
    199,603      Acta Technology, Inc.*(3)                                   1
    172,500      Actuate Corp.*                                      1,647,375
    196,106      Authoria, Inc.*(3)                                  1,531,588
    140,888      Comergent Technologies, Inc.*(3)                            1
    403,672      DataChannel, Inc.*(3)                               1,128,990
    231,820      Docent, Inc.*                                       2,318,200
    231,916      Docent, Inc.*(2)                                    2,234,464
    141,990      Event411, Inc.*(3)                                          1
    466,338      Icarian, Inc.*(3)                                     839,409
     38,426      Icarian, Inc.,Warrants*(3)                                  -
     57,300      Impresse Corp.*(3)                                          1
    162,500      Informatica Corp.*                                  2,821,000
    309,150      IntraNet Solutions, Inc.*                          11,763,157
     92,500      OPNET Technologies, Inc.*                           1,652,975
    289,539      OurHouse, Inc.*(3)                                          1
    120,000      Pointshare Corp.*(3)                                        1
      1,171      Reciprocal, Inc.*(3)                                        1
        580      Reciprocal, Inc. Common*(3)                                 1
     91,800      TellMe Networks, Inc.*(3)                             335,988
        TBD      TellMe Networks, Inc., Warrants*(3)                         -
                                                                  ------------
                                                                    26,273,154
                                                                  ------------

                 COMPUTER SOFTWARE - INTERNET  23.60%
    343,973      Blue Pumpkin Software, Inc.*(3)                     2,514,443
     98,750      Centra Software, Inc.*                              1,677,763
     25,000      eBay, Inc.*                                         1,712,250
    370,000      Embarcadero Technologies, Inc.*                     8,254,700
    237,400      I-many, Inc.*                                       3,204,900
  1,099,498      Interwoven, Inc.*                                  18,581,516
    120,000      MaMaMedia, Inc.*(3)                                         1
    138,150      MatrixOne, Inc.*                                    3,203,699
     80,000      Openwave Systems, Inc.*                             2,776,012
     75,000      Quest Software, Inc.*                               2,831,250
    464,821      ScreamingMedia, Inc.*                               1,371,221
    143,950      ScreamingMedia, Inc.*(2)                              420,406
                                                                  ------------
                                                                    46,548,161
                                                                  ------------


NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - SECURITY  3.19%
    210,000      Netegrity, Inc.*                                  $ 6,300,000
                                                                  ------------

                 COMPUTERS - INTEGRATED SYSTEMS  0.49%
    518,326      CopperCom, Inc.*(3)                                   964,087
     44,723      CopperCom, Inc., Common*(3)                                 -
                                                                  ------------
                                                                       964,087
                                                                  ------------

                 COMPUTERS - LOCAL NETWORKS  7.16%
    241,800      3PARdata, Inc.(3)                                   1,390,534
    123,442      Anda Networks, Inc.*(3)                                     1
    115,000      Brocade Communications Systems, Inc.*               5,058,850
    119,800      Emulex Corp.*                                       4,839,920
     44,650      McDATA Corp.*                                         975,156
    164,877      Sitara Networks, Inc.*(3)                             536,675
    486,196      Top Layer Networks, Inc.*(3)                        1,312,729
                                                                  ------------
                                                                    14,113,865
                                                                  ------------

                 COMPUTERS - MEMORY DEVICES  5.85%
    367,984      CommVault Systems, Inc.*(3)                         2,109,248
    108,692      Datacore Software Corp.*(3)                         1,104,854
    125,000      VERITAS Software Corp.*                             8,316,250
                                                                  ------------
                                                                    11,530,352
                                                                  ------------

                 COMPUTERS - MINI/MICRO  1.20%
    150,000      Sun Microsystems, Inc.*                             2,358,000
                                                                  ------------

                 COMPUTERS - SERVICES  7.57%
     35,000      AOL Time Warner, Inc.*                              1,855,000
    770,000      StorageNetworks, Inc.*                             13,082,300
                                                                  ------------
                                                                    14,937,300
                                                                  ------------

                 COMPUTERS - SOFTWARE  1.83%
    143,400      Manugistics Group, Inc.*                            3,599,340
                                                                  ------------

                 ELECTRICAL - MEASURING INSTRUMENTS  0.81%
    176,800      StockerYale, Inc.*(2)                               1,593,587
                                                                  ------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 ELECTRICAL PRODUCTS -
                 MISCELLANEOUS  0.88%
    120,000      Powerwave Technologies, Inc.*                      $1,740,000
                                                                  ------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  1.09%
     80,000      RF Micro Devices, Inc.*                             2,144,000
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  3.54%
     67,500      Applied Materials, Inc.*                            3,314,250
     30,000      KLA-Tencor Corp.*                                   1,754,100
     75,000      LTX Corp.*                                          1,917,000
                                                                  ------------
                                                                     6,985,350
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  3.61%
     50,000      Applied Micro Circuits Corp.*                         860,000
    386,300      Bandwidth9, Inc.*(3)                                1,776,980
     55,000      QLogic Corp.*                                       3,544,750
    314,100      Sandcraft, Inc.*(3)                                         1
     40,000      Sanmina Corp.*                                        936,400
                                                                  ------------
                                                                     7,118,131
                                                                  ------------

                 FIBER OPTIC COMPONENTS  0.99%
      5,000      Tellium, Inc.*                                         91,000
    120,000      Tellium, Inc.*(2)                                   1,852,032
                                                                  ------------
                                                                     1,943,032
                                                                  ------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  1.61%
     40,000      Check Point Software
                   Technologies Ltd.*                                2,022,800
    169,200      Mirapoint, Inc.*(3)                                   646,344
    205,000      Netigy Corp.*(3)                                      508,400
                                                                  ------------
                                                                     3,177,544
                                                                  ------------

                 INTERNET - SERVICE PROVIDER/CONTENT  0.71%
     40,000      HomeStore.com, Inc.*                                1,398,400
     10,670      iBEAM Broadcasting Corp.*(2)                            3,835
                                                                  ------------
                                                                     1,402,235
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 MEDICAL - BIOMEDICAL/GENETICS  0.88%
    281,176      Athersys, Inc.*(3)                               $  1,741,281
                                                                  ------------

                 MEDICAL - INSTRUMENTS  1.62%
    615,285      Cardiac Pathways Corp.*(1)                          3,205,635
                                                                  ------------

                 TELECOMMUNICATIONS - EQUIPMENT  11.29%
    448,300      Calient Networks, Inc.*(3)                          1,619,484
     45,000      CIENA Corp.*                                        1,710,000
    795,361      Hyperchip, Inc.*(3)                                   699,918
     95,765      Kestrel Solutions, Inc.*(3)                                 1
    253,000      Lynx Photonic Networks*(3)                          1,111,935
     91,232      Mahi Networks, Inc.*(3)                               328,435
    575,500      Nayna Networks, Inc.*(3)                            1,294,875
    140,000      Nokia Ab ADR                                        3,085,600
    125,000      ONI Systems Corp.*                                  3,487,500
    856,302      Portera Systems*(3)                                   717,153
     32,500      Scientific-Atlanta, Inc.                            1,319,500
    240,000      Sonus Networks, Inc.*                               5,606,400
    429,082      Turin Networks, Inc.*(3)                              900,000
    154,900      Ultraband Fiber Optics*(3)                            376,407
    433,685      Vertical Networks, Inc.*(3)                                 1
                                                                  ------------
                                                                    22,257,209
                                                                  ------------

                 TELECOMMUNICATIONS - SERVICES  1.46%
     75,874      Arbinet Holdings, Inc.*(3)                            366,661
     90,000      Micromuse, Inc.*                                    2,519,100
                                                                  ------------
                                                                     2,885,761
                                                                  ------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $250,026,629)                               183,598,835
                                                                  ------------
NUMBER OF
CONTRACTS
---------

PUT OPTIONS PURCHASED  0.05%

        666      Interwoven, Inc., expires 7/21/01,
                 exercise price $17.50                                  96,570
                                                                  ------------

                 TOTAL PUT OPTIONS PURCHASED
                 (cost $101,388)                                        96,570
                                                                  ------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  3.44%

 $1,700,000      UMB Bank, n.a., repurchase
                 agreement, 3.41%, dated 6/29/01,
                 repurchase price $1,700,476,
                 maturing 7/2/01 (collateralized by
                 FHLB discount notes
                 maturing 7/6/01)                                 $  1,700,000

  5,080,791      UMB Bank, n.a.,
                 Money Market Fiduciary                              5,080,791
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $6,780,791)                                   6,780,791
                                                                  ------------

                 TOTAL INVESTMENTS  96.59%
                 (cost $256,908,808)                               190,476,196
                 Other Assets less Liabilities  3.41%                6,732,954
                                                                  ------------
NET ASSETS  100.00%                                               $197,209,150
                                                                  ============
NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

     62,500      Research in Motion Ltd.*                         $  2,015,625
                                                                  ------------
                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $2,389,687)                            $  2,015,625
                                                                  ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *  Non-income producing
(1)  Affiliated company - see Note 8
(2) Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
(3) The following preferred stocks (and common stocks or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $26,637,242 or 13.51% of net assets.


                                  DATE(S) OF           NUMBER
SECURITY DESCRIPTION             ACQUISITION         OF SHARES         COST
--------------------------------------------------------------------------------
3PARdata, Inc.                       May 01           241,800        $1,390,534
Acta Technology, Inc.          July 99 - June 00      199,603         1,225,004
Anda Networks, Inc.                 March 00          123,442         1,693,624
Arbinet Holdings, Inc.              March 00           75,874         1,466,644
Athersys, Inc.               March 00 - October 00    281,176         3,482,562
Authoria, Inc.                       May 00           196,106         1,531,588
Bandwidth9, Inc.                  November 00         386,300         3,553,960
Blue Pumpkin Software, Inc.    March 00 - July 00     343,973         2,514,443
Calient Networks, Inc.            December 00         448,300         3,238,968
Comergent Technologies, Inc.       January 00         140,888         1,211,637
CommVault Systems, Inc.      April 00 - November 00   367,984         3,091,845
CopperCom, Inc.                     June 01           518,326           964,087
CopperCom, Inc., Common             June 01            44,723                 -
DataChannel, Inc.                   March 00          403,672         2,258,020
Datacore Software Corp.              May 00           108,692         1,104,854
Event411, Inc.                 June 99 - June 00      141,990           734,500
Hyperchip, Inc.                   September 00        795,361           699,918
Icarian, Inc.                 March 00 - March 01     466,338         2,783,338
Icarian, Inc., Warrants              May 01            38,426                 -
Impresse Corp.                    November 99          57,300           709,948
Kestrel Solutions, Inc.            January 00          95,765         1,247,006
Lynx Photonic Networks, Inc.       January 01         253,000         2,223,870
Mahi Networks, Inc.                  May 00            91,232           328,435
MaMaMedia, Inc.                     April 99          120,000           648,000
Mirapoint, Inc.                    October 00         169,200         2,587,068
Nayna Networks, Inc.              December 00         575,500         2,589,750
Netigy Corp.                       August 00          205,000         2,030,402
Oblix, Inc.                        August 00          370,000         1,561,659
OurHouse, Inc.                 May 99 - April 00      289,539         2,940,003
Pointshare Corp.                  September 99        120,000           330,000
Portera Systems            February 00 - September 00 856,302         3,972,627
Reciprocal, Inc.                  November 99           1,171           532,526
Reciprocal, Inc., Common            March 00              580             1,851
Sandcraft, Inc.             October 99 - December 00  314,100           828,231
Sitara Networks, Inc.          July 99 - June 00      164,877           847,249
TellMe Networks, Inc.             September 00         91,800         1,345,054
TellMe Networks, Inc., Warrants   September 00            TBD                 -
Top Layer Networks, Inc.      August 99 - April 01    486,196           982,221
Turin Networks, Inc.                 July 00          429,082         1,799,999
Ultraband Fiber Optics            February 01         154,900           376,407
Vertical Networks, Inc.         May 99 - June 01      433,685         1,051,855
--------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.
See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND JUNE 30, 2001 (UNAUDITED)


NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  89.69%

                 COMPUTER SOFTWARE - DESKTOP  0.41%
    445,000      Oblix, Inc.*(3)                                  $    939,084
                                                                  ------------

                 COMPUTER SOFTWARE - ENTERPRISE  13.02%
    226,331      Acta Technology, Inc.*(3)                                   1
    192,500      Actuate Corp.*                                      1,838,375
    206,968      Authoria, Inc.*(3)                                  1,616,420
    124,968      Comergent Technologies, Inc.*(3)                            1
    436,424      DataChannel, Inc.*(3)                               1,220,591
    340,989      Docent, Inc.*                                       3,409,890
    265,957      Docent, Inc.*(2)                                    2,562,443
    141,535      Event411, Inc.*(3)                                          1
    516,820      Icarian, Inc.*(3)                                     930,276
     42,585      Icarian, Inc., Warrants*(3)                                 -
     48,600      Impresse Corp.*(3)                                          1
    323,700      Informatica Corp.*                                  5,619,432
    249,850      IntraNet Solutions, Inc.*                           9,506,793
    154,600      OPNET Technologies, Inc.*                           2,762,702
    318,494      OurHouse, Inc.*(3)                                          1
    140,000      Pointshare Corp.*(3)                                        1
        993      Reciprocal, Inc.*(3)                                        1
        491      Reciprocal, Inc., Common*(3)                                1
    107,500      TellMe Networks, Inc.*(3)                             393,450
        TBD      TellMe Networks, Inc., Warrants*(3)                         -
                                                                  ------------
                                                                    29,860,380
                                                                  ------------

                 COMPUTER SOFTWARE - INTERNET  30.03%
    410,902      Blue Pumpkin Software, Inc.*(3)                     3,003,694
    108,650      Centra Software, Inc.*                              1,845,964
    630,000      Embarcadero Technologies, Inc.*                    14,055,300
    415,000      I-many, Inc.*                                       5,602,500
  1,573,840      Interwoven, Inc.*                                  26,597,896
    155,000      MaMaMedia, Inc.*(3)                                         1
    335,000      MatrixOne, Inc.*                                    7,768,650
     90,000      Openwave Systems, Inc.*                             3,123,000
     85,000      Quest Software, Inc.*                               3,208,750
  1,083,413      ScreamingMedia, Inc.*                               3,196,068
    168,158      ScreamingMedia, Inc.*(2)                              491,106
                                                                  ------------
                                                                    68,892,929
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------
                 COMPUTER SOFTWARE - SECURITY  3.14%
    240,000      Netegrity, Inc.*                                  $ 7,200,000
                                                                  ------------

                 COMPUTERS - INTEGRATED SYSTEMS  0.49%
    604,791      CopperCom, Inc.*(3)                                 1,124,911
     52,185      CopperCom, Inc., Common*(3)                                 -
                                                                  ------------
                                                                     1,124,911
                                                                  ------------

                 COMPUTERS - LOCAL NETWORKS  7.69%
    271,500      3PARdata, Inc.(3)                                   1,561,332
    134,403      Anda Networks, Inc. *(3)                                    1
    150,000      Brocade Communications Systems, Inc.*               6,598,500
    153,400      Emulex Corp.*                                       6,197,360
     49,600      McDATA Corp.*                                       1,083,264
    183,733      Sitara Networks, Inc.*(3)                             598,051
    593,472      Top Layer Networks, Inc.*(3)                        1,602,375
                                                                  ------------
                                                                    17,640,883
                                                                  ------------

                 COMPUTERS - MEMORY DEVICES  1.42%
    373,014      CommVault Systems, Inc.*(3)                         2,138,079
    109,600      Datacore Software Corp.*(3)                         1,114,084
                                                                  ------------
                                                                     3,252,163
                                                                  ------------

                 COMPUTERS - SERVICES  6.81%
    920,000      StorageNetworks, Inc.*                             15,630,800
                                                                  ------------

                 COMPUTERS - SOFTWARE  1.86%
    170,000      Manugistics Group, Inc.*                            4,267,000
                                                                  ------------

                 ELECTRICAL - MEASURING INSTRUMENTS  0.77%
    196,700      StockerYale, Inc.*(2)                               1,772,956
                                                                  ------------

                 ELECTRICAL PRODUCTS - MISCELLANEOUS  1.11%
    175,000      Powerwave Technologies, Inc.*                       2,537,500
                                                                  ------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  1.05%
     90,000      RF Micro Devices, Inc.*                             2,412,000
                                                                  ------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  3.16%
     55,000      Applied Micro Circuits Corp.*                      $  946,000
    459,300      Bandwidth9, Inc.*(3)                                2,112,780
     65,000      QLogic Corp.*                                       4,189,250
    371,600      Sandcraft, Inc.*(3)                                         1
                                                                  ------------
                                                                     7,248,031
                                                                  ------------

                 FIBER OPTIC COMPONENTS  0.99%
      5,000      Tellium, Inc.*                                         91,000
    141,400      Tellium, Inc.*(2)                                   2,182,311
                                                                  ------------
                                                                     2,273,311
                                                                  ------------
                 INTERNET - NETWORK SECURITY/SOLUTIONS  1.39%
     35,000      Check Point Software
                   Technologies Ltd.*                                1,769,950
    204,500      Mirapoint, Inc.*(3)                                   781,190
    255,000      Netigy Corp.*(3)                                      632,400
                                                                  ------------
                                                                     3,183,540
                                                                  ------------

                 INTERNET - SERVICE PROVIDER/CONTENT  0.69%
     45,000      HomeStore.com, Inc.*                                1,573,200
     11,547      iBEAM Broadcasting Corp.*(2)                            4,150
                                                                  ------------
                                                                     1,577,350
                                                                  ------------

                 MEDICAL - BIOMEDICAL/GENETICS  0.87%
    322,519      Athersys, Inc.*(3)                                  1,998,439
                                                                  ------------

                 MEDICAL - INSTRUMENTS  1.50%
    661,118      Cardiac Pathways Corp.*(1)                          3,444,425
                                                                  ------------


NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - EQUIPMENT  11.90%
    150,000      Anaren Microwave, Inc.*                          $  3,000,000
    528,500      Calient Networks, Inc.*(3)                          1,909,206
     25,000      CIENA Corp.*                                          950,000
    880,700      Hyperchip, Inc.*(3)                                   775,016
     78,930      Kestrel Solutions, Inc.*(3)                                 1
    289,600      Lynx Photonic Networks*(3)                          1,272,792
     94,502      Mahi Networks, Inc.*(3)                               340,207
    664,200      Nayna Networks, Inc.*(3)                            1,494,450
    265,000      ONI Systems Corp.*                                  7,393,500
    827,739      Portera Systems*(3)                                   693,231
    341,000      Sonus Networks, Inc.*                               7,965,760
    500,596      Turin Networks, Inc.*(3)                            1,050,000
    184,000      Ultraband Fiber Optics*(3)                            447,120
    491,291      Vertical Networks, Inc.*(3)                                 1
                                                                  ------------
                                                                    27,291,284
                                                                  ------------

                 TELECOMMUNICATIONS - SERVICES  1.39%
     83,108      Arbinet Holdings, Inc.*(3)                            401,620
    100,000      Micromuse, Inc.*                                    2,799,000
                                                                  ------------
                                                                     3,200,620
                                                                  ------------
                 TOTAL COMMON AND
                 PREFERRED STOCKS
                 (cost $291,208,368)                               205,747,606
                                                                  ------------

NUMBER OF
CONTRACTS
---------

PUT OPTIONS PURCHASED  0.05%

        757      Interwoven, Inc., expires 7/21/01,
                 exercise price $17.50                                 109,765
                                                                  ------------

                 TOTAL PUT OPTIONS PURCHASED
                 (cost $115,241)                                       109,765
                                                                  ------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  6.70%

$10,300,000      UMB Bank, n.a., repurchase
                 agreement, 3.41%, dated 6/29/01,
                 repurchase price $10,302,887,
                 maturing 7/2/01 (collateralized by
                 FHLMC discount notes
                 maturing 8/7/01)                                $  10,300,000
  5,077,366      UMB Bank, n.a.,
                 Money Market Fiduciary                              5,077,366
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $15,377,366)                                 15,377,366
                                                                  ------------

                 TOTAL INVESTMENTS  96.44%
                 (cost $306,700,975)                               221,234,737

                 Other Assets
                 less Liabilities  3.56%                             8,174,927
                                                                  ------------

                 NET ASSETS  100.00%                              $229,409,664
                                                                  ============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

     71,000      Research in Motion Ltd.*                         $  2,289,750
                                                                  ------------
                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $2,714,702)                            $  2,289,750
                                                                  ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *  Non-income producing
(1)  Affiliated company - see Note 8
(2) Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
(3) The following preferred stocks (and common stocks or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $30,150,811 or 13.14% of net assets.

                                  DATE(S) OF           NUMBER
SECURITY DESCRIPTION             ACQUISITION         OF SHARES         COST
--------------------------------------------------------------------------------
3PARdata, Inc.                       May 01           271,500        $1,561,332
Acta Technology, Inc.          July 99 - June 00      226,331         1,362,393
Anda Networks, Inc.                 March 00          134,403         1,844,009
Arbinet Holdings, Inc.              March 00           83,108         1,606,478
Athersys, Inc.               March 00 - October 00    322,519         3,996,878
Authoria, Inc.                       May 00           206,968         1,616,420
Bandwidth9, Inc.                  November 00         459,300         4,225,560
Blue Pumpkin Software, Inc.    March 00 - July 00     410,902         3,003,694
Calient Networks, Inc.            December 00         528,500         3,818,413
Comergent Technologies, Inc.       January 00         124,968         1,074,725
CommVault Systems, Inc.      April 00 - November 00   373,014         3,309,809
CopperCom, Inc.                     June 01           604,791         1,124,911
CopperCom, Inc., Common             June 01            52,185                 -
DataChannel, Inc.                   March 00          436,424         2,441,225
Datacore Software Corp.              May 00           109,600         1,114,084
Event411, Inc.                 June 99 - June 00      141,535           845,501
Hyperchip, Inc.                   September 00        880,700           775,016
Icarian, Inc.                 March 00 - March 01     516,820         3,084,641
Icarian, Inc., Warrants              May 01            42,585                 -
Impresse Corp.                    November 99          48,600           602,155
Kestrel Solutions, Inc.            January 00          78,930         1,027,788
Lynx Photonic Networks, Inc.       January 01         289,600         2,545,584
Mahi Networks, Inc.                  May 00            94,502           340,207
MaMaMedia, Inc.                     April 99          155,000           837,000
Mirapoint, Inc.                    October 00         204,500         3,126,805
Nayna Networks, Inc.              December 00         664,200         2,988,900
Netigy Corp.                       August 00          255,000         2,525,622
Oblix, Inc.                        August 00          445,000         1,878,212
OurHouse, Inc.                 May 99 -  April 00     318,494         3,234,005
Pointshare Corp.                  September 99        140,000           385,000
Portera Systems            February 00 - September 00 827,739         3,772,541
Reciprocal, Inc.                  November 99             993           451,578
Reciprocal, Inc., Common            March 00              491             1,550
Sandcraft, Inc.             October 99 - December 00  371,600           995,556
Sitara Networks, Inc.          July 99 - June 00      183,733           903,502
TellMe Networks, Inc.             September 00        107,500         1,575,090
TellMe Networks, Inc., Warrants   September 00            TBD                 -
Top Layer Networks, Inc.      August 99 - April 01    593,472         1,167,519
Turin Networks, Inc.                 July 00          500,596         2,100,000
Ultraband Fiber Optics            February 01         184,000           447,120
Vertical Networks, Inc.         May 99 - June 01      491,291         1,177,564
--------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  87.43%

                 COMPUTERS - INTEGRATED SYSTEMS  0.35%
    172,814      CopperCom, Inc.*(3)                                $  321,434
     14,915      CopperCom, Inc., Common*(3)                                 -
                                                                  ------------
                                                                       321,434
                                                                  ------------

                 COMPUTERS - LOCAL NETWORKS  3.24%
     99,400      3PARdata, Inc.(3)                                     571,626
     55,453      Anda Networks, Inc.*(3)                                     1
     30,000      Emulex Corp.*                                       1,212,000
    100,000      Sitara Networks, Inc.*(3)                             325,500
    333,100      Top Layer Networks, Inc.*(3)                          899,370
                                                                  ------------
                                                                     3,008,497
                                                                  ------------

                 COMPUTERS - MEMORY DEVICES  0.74%
    116,030      CommVault Systems, Inc.*(3)                           665,073
      2,316      Datacore Software Corp.*(3)                            23,542
                                                                  ------------
                                                                       688,615
                                                                  ------------

                 COMPUTERS - SERVICES  4.03%
    220,000      StorageNetworks, Inc.*                              3,737,800
                                                                  ------------

                 COMPUTERS - SOFTWARE  2.46%
     75,000      JDA Software Group, Inc.*                           1,245,750
     90,000      Mechanical Dynamics, Inc.*                          1,035,000
                                                                  ------------
                                                                     2,280,750
                                                                  ------------

                 COMPUTER SOFTWARE - DESKTOP  0.28%
    125,000      Oblix, Inc.*(3)                                       263,788
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - ENTERPRISE  11.95%
    104,066      Acta Technology, Inc.*(3)                           $       1
     85,000      Actuate Corp.*                                        811,750
     28,010      Authoria, Inc.*(3)                                    218,758
     71,386      Comergent Technologies, Inc.*(3)                            1
    182,347      DataChannel, Inc.*(3)                                 509,988
     52,268      Docent, Inc.*                                         522,680
     69,814      Docent, Inc.*(2)                                      672,644
     13,000      Event411, Inc.*(3)                                          1
    231,965      Icarian, Inc.*(3)                                     417,537
     19,113      Icarian, Inc., Warrants*(3)                                 -
     70,400      Impresse Corp.*(3)                                          1
     50,000      IntraNet Solutions, Inc.*                           1,902,500
    205,000      OPNET Technologies, Inc.*                           3,663,350
    260,585      OurHouse, Inc.*(3)                                          1
    160,000      Pointshare Corp.*(3)                                        1
      1,438      Reciprocal, Inc.*(3)                                        1
        713      Reciprocal, Inc., Common*(3)                                1
    140,000      SeeBeyond Technology Corp.*                         2,226,000
     37,200      TellMe Networks, Inc.*(3)                             136,152
        TBD      TellMe Networks, Inc., Warrants*(3)                         -
                                                                  ------------
                                                                    11,081,367
                                                                  ------------

                 COMPUTER SOFTWARE - ENTERTAINMENT  0.60%
    115,000      Acclaim Entertainment Inc.*                           561,200
                                                                  ------------

                 COMPUTER SOFTWARE - INTERNET  11.52%
    144,422      Blue Pumpkin Software, Inc.*(3)                     1,055,725
     90,000      Centra Software, Inc.*                              1,529,100
     90,000      Embarcadero Technologies, Inc.*                     2,007,900
    195,000      I-many, Inc.*                                       2,632,500
     60,000      Interwoven, Inc.*                                   1,014,000
    120,000      MaMaMedia, Inc.*(3)                                         1
     85,000      MatrixOne, Inc.*                                    1,971,150
    161,905      ScreamingMedia, Inc.*                                 477,619
                                                                  ------------
                                                                    10,687,995
                                                                  ------------

                 COMPUTER SOFTWARE - MEDICAL  1.29%
     50,000      Eclipsys Corp.*                                     1,200,000
                                                                  ------------
See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - SECURITY  1.78%
     55,000      Netegrity, Inc.*                                   $1,650,000
                                                                  ------------

                 ELECTRICAL - MEASURING INSTRUMENTS  0.72%
     74,500      StockerYale, Inc.*(2)                                 671,506
                                                                  ------------

                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.82%
     20,000      Electro Scientific Industries, Inc.*                  762,000
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  4.97%
     80,000      Adept Technology, Inc.*                               792,000
     45,000      Electroglas, Inc.*                                    796,500
     35,000      LTX Corp.*                                            894,600
     35,000      Photon Dynamics, Inc.*                                945,000
     15,000      Rudolph Technologies, Inc.*                           705,000
     25,000      Therma-Wave, Inc.*                                    476,750
                                                                  ------------
                                                                     4,609,850
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  8.87%
    140,000      02Micro International Ltd.*                         1,540,000
     60,000      Asyst Technologies, Inc.*                             810,000
    117,700      Bandwidth9, Inc.*(3)                                  541,420
     30,000      Elantec Semiconductor, Inc.*                        1,013,700
     50,000      Exar Corp.*                                           988,000
     50,000      Pericom Semiconductor Corp.*                          786,000
    225,000      Sandcraft, Inc.*(3)                                         1
     70,000      Tripath Technology, Inc.*                             787,500
     85,000      Uniroyal Technology Corp.*                            722,500
     35,000      Zoran Corp.*                                        1,040,200
                                                                  ------------
                                                                     8,229,321
                                                                  ------------

                 FIBER OPTIC COMPONENTS  0.83%
     50,000      Tellium, Inc.*(2)                                     771,680
                                                                  ------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  0.19%
     45,500      Mirapoint, Inc.*(3)                                   173,810
                                                                  ------------

See notes to financial statements.

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 INTERNET - SERVICE PROVIDER/CONTENT  0.00%
      5,414      iBEAM Broadcasting Corp.*(2)                     $      1,946
                                                                  ------------

                 LEISURE - PHOTOGRAPHY EQUIPMENT  0.26%
    150,000      Lexar Media, Inc.                                     238,500
                                                                  ------------

                 MEDICAL - BIOMEDICAL/GENETICS  7.78%
     20,000      Abgenix, Inc.*                                        900,000
     88,744      Athersys, Inc.*(3)                                    547,414
     15,000      Cephalon, Inc.*                                     1,057,500
     50,000      ImmunoGen, Inc.*                                    1,000,000
     35,000      Medarex, Inc.*                                        822,500
     12,000      Myriad Genetics, Inc.*                                759,840
    165,000      Orchid Biosciences, Inc.*                           1,262,250
     10,000      Protein Design Labs, Inc.*                            867,600
                                                                  ------------
                                                                     7,217,104
                                                                  ------------

                 MEDICAL - INSTRUMENTS  4.08%
    726,006      Cardiac Pathways Corp.*(1)                          3,782,491
                                                                  ------------

                 MEDICAL - PRODUCTS  2.74%
     75,000      ATS Medical, Inc.*                                    945,000
    100,000      Endocare, Inc.*                                     1,599,000
                                                                  ------------
                                                                     2,544,000
                                                                  ------------

                 RESTAURANTS  3.25%
     25,000      Applebee's International, Inc.                        800,000
     25,000      Buca, Inc.*                                           543,750
     15,000      California Pizza Kitchen, Inc.*                       348,750
     35,000      P.F. Chang's China Bistro, Inc.*                    1,326,500
                                                                  ------------
                                                                     3,019,000
                                                                  ------------

                 RETAIL - CONSUMER
                 ELECTRONICS  2.81%
     20,000      Electronics Boutique Holdings Corp.*                  635,000
     25,000      REX Stores Corp.*                                     672,750
     40,000      Ultimate Electronics, Inc.*                         1,296,800
                                                                  ------------
                                                                     2,604,550
                                                                  ------------

                 SERVICES  0.73%
     75,000      Priceline.com, Inc.*                                  678,750
                                                                  ------------

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - EQUIPMENT  10.02%
     90,000      Anaren Microwave, Inc.*                           $ 1,800,000
    177,500      Calient Networks, Inc.*(3)                            641,219
     80,000      C-COR.net Corp.*                                      960,000
     50,000      Celeritek, Inc.*                                      747,500
     60,000      Harmonic Lightwaves, Inc.*                            600,000
    295,500      Hyperchip, Inc.*(3)                                   260,040
    100,600      Lynx Photonic Networks*(3)                            442,137
     90,000      Microtune, Inc.*                                    1,980,000
    182,300      Nayna Networks, Inc.*(3)                              410,175
    370,157      Portera Systems*(3)                                   310,007
    143,028      Turin Networks, Inc.*(3)                              300,001
    100,000      Turnstone Systems, Inc.*                              700,000
     58,900      Ultraband Fiber Optics*(3)                            143,127
    315,754      Vertical Networks, Inc.*(3)                                 1
                                                                  ------------
                                                                     9,294,207
                                                                  ------------

                 TELECOMMUNICATIONS - SERVICES  1.10%
     38,217      Arbinet Holdings, Inc.*(3)                            184,684
     30,000      Micromuse, Inc.*                                      839,700
                                                                  ------------
                                                                     1,024,384
                                                                  ------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $79,707,291)                                 81,104,545
                                                                  ------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  10.81%

 $5,000,000      UMB Bank, n.a., repurchase
                 agreement, 3.41%, dated 6/29/01,
                 repurchase price $5,001,401,
                 maturing 7/2/01 (collateralized by
                 FHLB discount notes
                 maturing 7/6/01)                                    5,000,000

PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

 $5,022,840      UMB Bank, n.a.,
                 Money Market Fiduciary                           $  5,022,840
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $10,022,840)                                 10,022,840
                                                                  ------------

                 TOTAL INVESTMENTS  98.23%
                 (cost $89,730,131)                                 91,127,385

                 Other Assets less Liabilities  1.77%                1,638,057
                                                                  ------------

NET ASSETS  100.00%                                                $92,765,442
                                                                  ============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

     20,000      BEA Systems, Inc.*                               $    614,200
     30,000      Key Energy Group, Inc.*                               325,200
     20,000      Software HOLDRs Trust                               1,136,200
     15,000      Weatherford International, Inc.*                      720,000
                                                                  ------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $2,943,917)                            $  2,795,600
                                                                  ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *  Non-income producing
(1)  Affiliated company - see Note 8
(2) Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
(3) The following preferred stocks (and common stocks or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $9,362,539 or 10.09% of net assets.

                                  DATE(S) OF           NUMBER
SECURITY DESCRIPTION             ACQUISITION         OF SHARES         COST
--------------------------------------------------------------------------------
3PARdata, Inc.                       May 01            99,400        $  571,626
Acta Technology, Inc.          July 99 - June 00      104,066           540,003
Anda Networks, Inc.                 March 00           55,453           760,815
Arbinet Holdings, Inc.              March 00           38,217           738,735
Athersys, Inc.               March 00 - October 00     88,744         1,094,828
Authoria, Inc.                       May 00            28,010           218,758
Bandwidth9, Inc.                  November 00         117,700         1,082,840
Blue Pumpkin Software, Inc.    March 00 - July 00     144,422         1,055,725
Calient Networks, Inc.            December 00         177,500         1,282,438
Comergent Technologies, Inc.       January 00          71,386           613,920
CommVault Systems, Inc.      April 00 - November 00   116,030         1,046,522
CopperCom, Inc.                     June 01           172,814           321,434
CopperCom, Inc., Common             June 01            14,915                 -
DataChannel, Inc.                   March 00          182,347         1,019,994
Datacore Software Corp.              May 00             2,316            23,542
Event411, Inc.                      June 99            13,000           390,000
Hyperchip, Inc.                   September 00        295,500           260,040
Icarian, Inc.                 March 00 - March 01     231,965         1,384,483
Icarian, Inc., Warrants              May 01            19,113                 -
Impresse Corp.                    November 99          70,400           872,257
Lynx Photonic Networks, Inc.       January 01         100,600           884,274
MaMaMedia, Inc.                     April 99          120,000           648,000
Mirapoint, Inc.                    October 00          45,500           695,695
Nayna Networks, Inc.              December 00         182,300           820,350
Oblix, Inc.                        August 00          125,000           527,588
OurHouse, Inc.                 May 99 - April 00      487,059         2,646,001
Pointshare Corp.                  September 99        160,000           440,000
Portera Systems            February 00 - September 00 370,157         1,735,170
Reciprocal, Inc.                  November 99           1,438           653,947
Reciprocal, Inc., Common            March 00              713             2,281
Sandcraft, Inc.                    October 99         225,000           555,750
Sitara Networks, Inc.               July 99           100,000           385,000
TellMe Networks, Inc.             September 00         37,200           545,054
TellMe Networks, Inc., Warrants   September 00            TBD                 -
Top Layer Networks, Inc.      August 99 - April 01    333,100           523,170
Turin Networks, Inc.                July 00           143,028           600,002
Ultraband Fiber Optics            February 01          58,900           143,127
Vertical Networks, Inc.         May 99 - June 01      315,754           722,249
--------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  88.63%

                 COMPUTER SOFTWARE - DESKTOP  0.30%
    650,000      Oblix, Inc.*(3)                                  $  1,371,695
                                                                  ------------
                 COMPUTER SOFTWARE - ENTERPRISE  12.85%
    500,000      Acta Technology, Inc.*(3)                                   1
    380,000      Actuate Corp.*                                      3,629,000
    348,682      Comergent Technologies, Inc.*(3)                            1
    821,118      DataChannel, Inc.*(3)                               2,296,503
    808,740      Docent, Inc.*                                       8,087,400
    373,670      Docent, Inc.*(2)                                    3,600,236
     84,000      Event411, Inc.*(3)                                          1
  1,067,476      Icarian, Inc.*(3)                                   1,921,457
     87,958      Icarian, Inc., Warrants*(3)                                 -
    293,600      Impresse Corp.*(3)                                          1
    400,050      Informatica Corp.*                                  6,944,868
    737,750      IntraNet Solutions, Inc.*                          28,071,389
    237,300      OPNET Technologies, Inc.                            4,240,551
  1,534,560      OurHouse, Inc.*(3)                                          1
    665,000      Pointshare Corp.*(3)                                        1
      6,000      Reciprocal, Inc.*(3)                                        1
      2,972      Reciprocal, Inc., Common*(3)                                1
    190,100      TellMe Networks, Inc.*(3)                             695,766
        TBD      TellMe Networks, Inc., Warrants*(3)                         -
                                                                  ------------
                                                                    59,487,178
                                                                  ------------

                 COMPUTER SOFTWARE - INTERNET  26.20%
    730,501      Blue Pumpkin Software, Inc.*(3)                     5,339,962
    230,450      Centra Software, Inc.*                              3,915,345
  1,330,000      Embarcadero Technologies, Inc.*                    29,672,300
    700,000      I-many, Inc.*                                       9,450,000
  2,875,574      Interwoven, Inc.*                                  48,597,201
    750,000      MaMaMedia, Inc.*(3)                                         1
    353,300      MatrixOne, Inc.*                                    8,193,027
    175,001      Openwave Systems, Inc.*                             6,072,523
    175,000      Quest Software, Inc.*                               6,606,250
  1,120,889      ScreamingMedia, Inc.*                               3,306,622
      3,959      ScreamingMedia, Inc.*(2)                               11,562
                                                                  ------------
                                                                   121,164,793
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - SECURITY  3.11%
    479,100      Netegrity, Inc.*                                  $14,373,000
                                                                  ------------

                 COMPUTERS - INTEGRATED SYSTEMS  0.35%
    863,954      CopperCom, Inc.*(3)                                 1,606,954
     74,547      CopperCom, Inc., Common*(3)                                 -
                                                                  ------------
                                                                     1,606,954
                                                                  ------------
                 COMPUTERS - LOCAL NETWORKS  7.44%
    533,900      3PARdata, Inc.(3)                                   3,070,331
    255,847      Anda Networks, Inc.*(3)                                     1
    290,000      Brocade Communications Systems, Inc.*              12,757,100
    276,800      Emulex Corp.*                                      11,182,720
    101,650      McDATA Corp.*                                       2,220,036
    480,000      Sitara Networks, Inc.*(3)                           1,562,400
  1,337,068      Top Layer Networks, Inc.*(3)                        3,610,084
                                                                  ------------
                                                                    34,402,672
                                                                  ------------
                 COMPUTERS - MEMORY DEVICES  3.01%
    438,785      CommVault Systems, Inc.*(3)                         2,515,072
     10,098      Datacore Software Corp.*(3)                           102,646
    169,950      VERITAS Software Corp.*                            11,306,773
                                                                  ------------
                                                                    13,924,491
                                                                  ------------

                 COMPUTERS - SERVICES  7.07%
  1,925,000      StorageNetworks, Inc.*                             32,705,750
                                                                  ------------

                 COMPUTERS - SOFTWARE  1.93%
    355,800      Manugistics Group, Inc.*                            8,930,580
                                                                  ------------

                 ELECTRICAL - MEASURING INSTRUMENTS  0.77%
    397,000      StockerYale, Inc.*(2)                               3,578,360
                                                                  ------------

                 ELECTRICAL PRODUCTS - MISCELLANEOUS  1.10%
    350,000      Powerwave Technologies, Inc.*                       5,075,000
                                                                  ------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS   1.01%
    175,000      RF Micro Devices, Inc.*                             4,690,000
                                                                  ------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  2.84%
    100,000      Applied Materials, Inc.*                          $ 4,910,000
     75,000      KLA-Tencor Corp.*                                   4,385,250
    150,000      LTX Corp.*                                          3,834,000
                                                                  ------------
                                                                    13,129,250
                                                                  ------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  2.78%
     95,000      Applied Micro Circuits Corp.*                       1,634,000
    620,700      Bandwidth9, Inc.*(3)                                2,855,220
    130,000      QLogic Corp.*                                       8,378,500
  1,000,000      Sandcraft, Inc.*(3)                                         1
                                                                  ------------
                                                                    12,867,721
                                                                  ------------

                 FIBER OPTIC COMPONENTS  1.00%
     39,500      Tellium, Inc.*                                        718,900
    253,200      Tellium, Inc.*(2)                                   3,907,788
                                                                  ------------
                                                                     4,626,688
                                                                  ------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  1.49%
    100,000      Check Point Software
                   Technologies Ltd.*                                5,057,000
    238,600      Mirapoint, Inc.*(3)                                   911,452
    375,000      Netigy Corp.*(3)                                      930,000
                                                                  ------------
                                                                     6,898,452
                                                                  ------------

                 INTERNET - SERVICE PROVIDER/CONTENT  0.68%
     90,000      HomeStore.com, Inc.*                                3,146,400
     24,709      iBEAM Broadcasting Corp.*(2)                            8,880
                                                                  ------------
                                                                     3,155,280
                                                                  ------------

                 MEDICAL - BIOMEDICAL/GENETICS  0.59%
    444,563      Athersys, Inc.*(3)                                  2,746,478
                                                                  ------------

                 MEDICAL - INSTRUMENTS  3.02%
  2,679,353      Cardiac Pathways Corp.*(1)                         13,959,429
                                                                  ------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - EQUIPMENT  9.16%
    280,000      Anaren Microwave, Inc.*                         $   5,600,000
    870,400      Calient Networks, Inc.*(3)                          3,144,320
     95,000      CIENA Corp.*                                        3,610,000
  1,534,100      Hyperchip, Inc.*(3)                                 1,350,008
    232,935      Kestrel Solutions, Inc.*(3)                                 1
    419,000      Lynx Photonic Networks*(3)                          1,841,505
    962,500      Nayna Networks, Inc.*(3)                            2,165,625
    285,000      ONI Systems Corp.*                                  7,951,500
  1,924,887      Portera Systems*(3)                                 1,612,094
    550,000      Sonus Networks, Inc.*                              12,848,000
    715,138      Turin Networks, Inc.*(3)                            1,500,002
    309,600      Ultraband Fiber Optics*(3)                            752,328
  1,907,601      Vertical Networks, Inc.*(3)                                 1
                                                                  ------------
                                                                    42,375,384
                                                                  ------------

                 TELECOMMUNICATIONS - SERVICES  1.91%
    175,930      Arbinet Holdings, Inc.*(3)                            850,182
    285,000      Micromuse, Inc.*                                    7,977,150
                                                                  ------------
                                                                     8,827,332
                                                                  ------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $472,530,834)                               409,896,487
                                                                  ------------

NUMBER OF
CONTRACTS
---------

PUT OPTIONS PURCHASED  0.05%

      1,495      Interwoven, Inc., expires 7/21/01,
                 exercise price $17.50                                 216,775
                                                                  ------------

                 TOTAL PUT OPTIONS PURCHASED
                 (cost $227,590)                                       216,775
                                                                  ------------
See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  8.14%

$32,600,000      UMB Bank, n.a., repurchase
                 agreement, 3.41%, dated 6/29/01,
                 repurchase price $32,609,137,
                 maturing 7/2/01 (collateralized
                 by FHLB discount notes
                 maturing 7/18/01)                               $  32,600,000

  5,069,556      UMB Bank, n.a.,
                 Money Market Fiduciary                              5,069,556
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $37,669,556)                                 37,669,556
                                                                  ------------

                 TOTAL INVESTMENTS  96.81%
                 (cost $510,427,980)                               447,782,818
                 Other Assets less Liabilities 3.19%                14,714,519
                                                                  ------------
                 NET ASSETS  100.00%                              $462,497,337
                                                                  ============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

    137,500      Research in Motion Ltd.*                         $  4,434,375
                                                                  ------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $5,257,339)                            $  4,434,375
                                                                  ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *  Non-income producing
(1)  Affiliated company - see Note 8
(2) Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
(3) The following preferred stocks (and common stocks or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $44,752,097 or 9.68% of net assets.


                                  DATE(S) OF           NUMBER
SECURITY DESCRIPTION             ACQUISITION         OF SHARES         COST
--------------------------------------------------------------------------------
3PARdata, Inc.                       May 01           533,900        $3,070,331
Acta Technology, Inc.               July 99           500,000         2,500,000
Anda Networks, Inc.                 March 00          255,847         3,510,221
Arbinet Holdings, Inc.              March 00          175,930         3,400,727
Athersys, Inc.               March 00 - October 00    444,563         5,492,956
Bandwidth9, Inc.                  November 00         620,700         5,710,440
Blue Pumpkin Software, Inc.    March 00 - July 00     730,501         5,339,962
Calient Networks, Inc.            December 00         870,400         6,288,640
Comergent Technologies, Inc.       January 00         348,682         2,998,665
CommVault Systems, Inc.      April 00 - November 00   438,785         4,525,481
CopperCom, Inc.                     June 01           863,954         1,606,954
CopperCom, Inc., Common             June 01            74,547                 -
DataChannel, Inc.                   March 00          821,118         4,593,088
Datacore Software Corp.              May 00            10,098           102,646
Event411, Inc.                      June 99            84,000         2,520,000
Hyperchip, Inc.                   September 00      1,534,100         1,350,008
Icarian, Inc.                 March 00 - March 01   1,067,476         6,371,232
Icarian, Inc., Warrants              May 01            87,958                 -
Impresse Corp.                    November 99         293,600         3,637,708
Kestrel Solutions, Inc.            January 00         232,935         3,037,073
Lynx Photonic Networks, Inc.       January 01         419,000         3,683,010
MaMaMedia, Inc.                     April 99          750,000         4,050,000
Mirapoint, Inc.                    October 00         238,600         3,648,194
Nayna Networks, Inc.              December 00         962,500         4,331,250
Netigy Corp.                       August 00          375,000         3,714,150
Oblix, Inc.                        August 00          650,000         2,743,455
OurHouse, Inc.                 May 99 - April 00    1,534,560        15,582,020
Pointshare Corp.                  September 99        665,000         1,828,750
Portera Systems            February 00 - September 001,924,887        9,040,574
Reciprocal, Inc.                  November 99           6,000         2,728,568
Reciprocal, Inc., Common            March 00            2,972             9,469
Sandcraft, Inc.                    October 99       1,000,000         2,470,000
Sitara Networks, Inc.               July 99           480,000         1,848,000
TellMe Networks, Inc.             September 00        190,100         2,785,345
TellMe Networks, Inc., Warrants   September 00            TBD                 -
Top Layer Networks, Inc.      August 99 - April 01  1,337,068         2,159,020
Turin Networks, Inc.                July 00           715,138         3,000,004
Ultraband Fiber Optics            February 01         309,600           752,328
Vertical Networks, Inc.         May 99 - June 01    1,907,601         4,239,691
--------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 2001 (UNAUDITED)

                                                        MID-CAP                        POST-        MICRO-CAP       EMERGING
                                                         GROWTH       TECHNOLOGY      VENTURE         GROWTH         GROWTH
                                                          FUND           FUND           FUND           FUND           FUND

ASSETS:
Investments, at value:
  Unaffiliated issuers (cost $123,699,388,
     $254,146,369, $303,783,058, $86,524,733
     and $498,598,940, respectively)                 $ 94,865,550   $187,270,561   $217,790,312  $  87,344,894   $433,823,389
  Affiliated issuers (cost $0, $2,762,439,
     $2,917,917, $3,205,398 and $11,829,040,
     respectively)                                              -      3,205,635      3,444,425      3,782,491     13,959,429
Cash                                                            -              -              -         81,131              -
Receivable from brokers                                 4,354,212      8,310,561      9,887,999      4,058,718     17,747,498
Receivable for investments sold                           873,166        997,473      1,334,291      2,184,370      2,800,777
Receivable for fund shares sold                             5,500         16,552         19,646              -        693,418
Interest and dividends receivable                           6,240          2,612          4,485         10,351         13,177
Prepaid expenses and other assets                          41,160         41,471         50,222         20,924         54,899
                                                    -------------  -------------  -------------  -------------  -------------
Total Assets                                          100,145,828    199,844,865    232,531,380     97,482,879    469,092,587
                                                    -------------  -------------  -------------  -------------  -------------

LIABILITIES:

  Securities sold short, at value (proceeds of
     $1,127,940, $2,389,687, $2,714,702,
     $2,943,917 and $5,257,339, respectively)             951,375      2,015,625      2,289,750      2,795,600      4,434,375
  Payable for investments purchased                       146,216        101,388        340,969      1,674,954        740,059
  Payable for fund shares redeemed                          2,042          2,854          4,202              -            267
  Accrued investment advisory fees                         71,901        159,673        195,957         88,002        465,851
  Accrued distribution fees                                21,107         26,729          8,907         20,332        136,085
  Accrued expenses and other liabilities                  117,269        329,446        281,931        138,549        818,613
                                                    -------------  -------------  -------------  -------------  -------------
Total Liabilities                                       1,309,910      2,635,715      3,121,716      4,717,437      6,595,250
                                                    -------------  -------------  -------------  -------------  -------------
NET ASSETS                                           $ 98,835,918   $197,209,150   $229,409,664  $  92,765,442   $462,497,337
                                                    =============  =============  =============  =============  =============

NET ASSETS CONSIST OF:
Capital stock                                        $254,730,955   $482,148,515   $619,947,239   $113,663,822   $686,381,334
Accumulated net realized loss on investments        (127,237,764)  (218,880,815)  (305,496,289)   (22,443,951)  (162,061,799)
Net unrealized appreciation (depreciation)
  on investments                                     (28,657,273)   (66,058,550)   (85,041,286)      1,545,571   (61,822,198)
                                                    -------------  -------------  -------------  -------------  -------------
Net Assets                                           $ 98,835,918   $197,209,150   $229,409,664  $  92,765,442   $462,497,337
                                                    =============  =============  =============  =============  =============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                            100,000,000    100,000,000    100,000,000    100,000,000    200,000,000
Issued and outstanding                                  8,959,551      9,018,374     16,682,285      6,012,732     28,500,146
NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                            $11.03         $21.87         $13.75         $15.43         $16.23
                                                           ======         ======         ======         ======         ======


VANWAGONER.COM

See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                        MID-CAP                        POST-        MICRO-CAP       EMERGING
                                                         GROWTH       TECHNOLOGY      VENTURE         GROWTH         GROWTH
                                                          FUND           FUND           FUND           FUND           FUND

INVESTMENT INCOME:
Interest                                                 $117,277       $192,587       $283,705       $184,649       $588,325
Dividends (net of $0, $5,211, $0, $0,
  and $0 in non-reclaimable foreign
  withholding taxes)                                           72         29,680            170             62            335
                                                    -------------  -------------  -------------  -------------  -------------
Total Investment Income                                   117,349        222,267        283,875        184,711        588,660
                                                    -------------  -------------  -------------  -------------  -------------

EXPENSES:
Investment advisory fees                                  623,935      1,557,913      2,162,351        768,998      3,250,614
Transfer agent fees and expenses                          219,736        459,020        498,202        169,837        655,302
Distribution fees                                         155,984        311,583        360,392         83,209        421,567
Custody fees                                               87,753        156,699        100,123         22,267        267,181
Fund accounting and administration fees                    77,678        111,645        115,057         71,529        152,398
State registration fees                                    25,815         25,750         32,792         12,529         29,176
Printing and postage expenses                              17,271         50,450         37,366         20,190         84,359
Professional fees                                           9,643         14,074         15,443          8,609         22,547
Directors' fees and expenses                                2,157          2,157          2,157          2,157          2,157
Miscellaneous expenses                                      4,282          5,155          3,875          3,343          6,470
                                                    -------------  -------------  -------------  -------------  -------------
Total expenses before waiver of expenses                1,224,254      2,694,446      3,327,758      1,162,668      4,891,771
Waiver of expenses                                        (7,581)      (264,101)      (516,701)      (162,971)              -
                                                    -------------  -------------  -------------  -------------  -------------
Net Expenses                                            1,216,673      2,430,345      2,811,057        999,697      4,891,771
                                                    -------------  -------------  -------------  -------------  -------------

NET INVESTMENT LOSS                                   (1,099,324)    (2,208,078)    (2,527,182)      (814,986)    (4,303,111)
                                                    -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized loss on investments                     (75,664,119)  (123,495,242)  (135,461,549)   (24,933,024)  (151,338,322)
Net realized gain on short positions                    1,903,932      3,679,106      4,230,092      1,789,185      7,455,348
Net realized gain on options written                    4,187,937      5,485,904      6,725,523      1,291,501     15,338,852
Net realized gain on options purchased                  1,632,563      2,992,677      3,419,868         83,783      7,247,237
Change in net unrealized appreciation
  and depreciation on investments                    (25,580,530)   (82,959,285)  (103,631,149)   (36,202,373)  (252,510,950)
                                                    -------------  -------------  -------------  -------------  -------------
Net Loss on Investments                              (93,520,217)  (194,296,840)  (224,717,215)   (57,970,928)  (373,807,835)
                                                    -------------  -------------  -------------  -------------  -------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(94,619,541) $(196,504,918) $(227,244,397)  $(58,785,914) $(378,110,946)
                                                    =============  =============  =============  =============  =============


1-800-228-2121

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

VAN WAGONER FUNDS FINANCIAL STATEMENTS


                                                      MID-CAP GROWTH FUND                       TECHNOLOGY FUND
                                               Six Months Ended          Year          Six Months Ended          Year
                                                June 30, 2001           Ended           June 30, 2001           Ended
                                                 (Unaudited)        Dec. 31, 2000        (Unaudited)        Dec. 31, 2000

OPERATIONS:
Net investment loss                         $    (1,099,324)     $   (2,678,325)    $    (2,208,078)    $    (8,827,405)
Net realized loss on investments                (75,664,119)        (56,725,547)       (123,495,242)        (96,120,610)
Net realized gain on short positions               1,903,932           1,224,761           3,679,106           2,020,489
Net realized gain on options written               4,187,937             438,162           5,485,904             796,569
Net realized gain (loss) on
    options purchased                              1,632,563         (5,793,418)           2,992,677        (14,967,730)
Change in net unrealized appreciation and
    depreciation on investments                 (25,580,530)        (43,189,936)        (82,959,285)       (101,597,045)
                                            ----------------    ----------------    ----------------    ----------------
Net decrease in net assets
     resulting from operations                  (94,619,541)       (106,724,303)       (196,504,918)       (218,695,732)
                                            ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS:
Net realized gains                                         -         (6,367,227)                   -           (302,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                      89,557,965         540,866,624         101,603,094         856,322,939
Proceeds from reinvestment of dividends                    -           6,232,685                   -             297,913
Redemption of shares                           (104,282,041)       (367,744,507)       (121,682,254)       (625,273,179)
                                            ----------------    ----------------    ----------------    ----------------
Net increase (decrease) from
     share transactions                         (14,724,076)         179,354,802        (20,079,160)         231,347,673
                                            ----------------    ----------------    ----------------    ----------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                 (109,343,617)          66,263,272       (216,584,078)          12,349,613

NET ASSETS:
Beginning of period                              208,179,535         141,916,263         413,793,228         401,443,615
                                            ----------------    ----------------    ----------------    ----------------
End of period                                 $   98,835,918        $208,179,535       $ 197,209,150       $ 413,793,228
                                            ================    ================    ================    ================

TRANSACTIONS IN SHARES:
Shares sold                                        6,626,875          17,626,844           3,869,784          13,309,339
Shares issued in reinvestment of dividends                 -             233,142                   -               5,283
Shares redeemed                                  (7,931,210)        (12,839,722)         (4,733,204)        (10,319,899)
                                            ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                          (1,304,335)           5,020,264           (863,420)           2,994,723
                                            ================    ================    ================    ================


See notes to financial statements.


VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS (CONT'D.)
--------------------------------------------------------------------------------


                                            POST-VENTURE FUND             MICRO-CAP GROWTH FUND          EMERGING GROWTH FUND
                                     Six Months Ended     Year       Six Months Ended     Year      Six Months Ended     Year
                                      June 30, 2001       Ended        June 30, 2001      Ended      June 30, 2001       Ended
                                       (Unaudited)    Dec. 31, 2000     (Unaudited)   Dec. 31, 2000   (Unaudited)    Dec. 31, 2000

OPERATIONS:
Net investment loss                    $(2,527,182)    $(9,611,873)      $(814,986)   $(3,582,855)    $(4,303,111)   $(18,364,994)
Net realized gain (loss)
    on investments                    (135,461,549)   (173,826,307)    (24,933,024)     91,115,990   (151,338,322)     372,003,782
Net realized gain (loss)
    on short positions                    4,230,092       2,625,286       1,789,185   (11,756,240)       7,455,348    (53,707,058)
Net realized gain on options written      6,725,523         758,213       1,291,501      2,879,013      15,338,852      10,020,109
Net realized gain (loss)
    on options purchased                  3,419,868    (15,489,876)          83,783    (9,833,078)       7,247,237    (61,046,982)
Change in net unrealized appreciation
    and depreciation on investments   (103,631,149)   (109,540,114)    (36,202,373)  (106,165,258)   (252,510,950)   (501,622,277)
                                     --------------  --------------  -------------- --------------  --------------  --------------
Net decrease in net assets
    resulting from operations         (227,244,397)   (305,084,671)    (58,785,914)   (37,342,428)   (378,110,946)   (252,717,420)
                                     --------------  --------------  -------------- --------------  --------------  --------------
DISTRIBUTIONS:
Net realized gains                                -       (260,054)               -   (27,763,905)               -   (126,686,573)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares            162,161,447   1,394,846,133      27,957,721    174,716,415     222,863,403     863,858,071
Proceeds from reinvestment
    of dividends                                  -         255,747               -     27,410,064               -     124,595,063
Redemption of shares                  (187,243,857)   (999,244,479)    (34,997,096)  (274,455,110)   (192,753,902) (1,265,377,380)
                                     --------------  --------------  -------------- --------------  --------------  --------------
Net increase (decrease) from
    share transactions                 (25,082,410)     395,857,401     (7,039,375)   (72,328,631)      30,109,501   (276,924,246)
                                     --------------  --------------  -------------- --------------  --------------  --------------
TOTAL INCREASE (DECREASE)
    IN NET ASSETS                     (252,326,807)      90,512,676    (65,825,289)  (137,434,964)   (348,001,445)   (656,328,239)
NET ASSETS:
Beginning of period                     481,736,471     391,223,795     158,590,731    296,025,695     810,498,782   1,466,827,021
                                     --------------  --------------  -------------- --------------  --------------  --------------
End of period                         $ 229,409,664    $481,736,471     $92,765,442  $ 158,590,731    $462,497,337    $810,498,782
                                     ==============  ==============  ============== ==============  ==============  ==============
TRANSACTIONS IN SHARES:
Shares sold                              10,307,097      33,843,311       1,732,489      4,299,290      12,456,092      17,462,498
Shares issued in reinvestment
    of dividends                                  -           7,210               -        836,948               -       3,024,886
Shares redeemed                        (11,792,143)    (25,955,402)     (2,065,493)    (7,299,214)    (10,750,895)    (27,912,438)
                                     --------------  --------------  -------------- --------------  --------------  --------------
Net increase (decrease)                 (1,485,046)       7,895,119       (333,004)    (2,162,976)       1,705,197     (7,425,054)
                                     ==============  ==============  ============== ==============  ==============  ==============


See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period


                                                                  MID-CAP GROWTH FUND
                                           Six Months     Year       Year       Year       Year        Year
                                              Ended      Ended      Ended       Ended     Ended       Ended
                                          June 30, 2001 Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,    Dec. 31,
                                           (Unaudited)    2000       1999       1998       1997        1996
Net Asset Value,
  Beginning of Period                        $20.28     $27.06     $12.43      $10.67     $12.39     $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                          (0.12)     (0.26)     (0.13)      (0.16)     (0.22)     (0.09)
Net realized and unrealized gains
  (losses) on investments                    (9.13)     (5.88)      15.71        1.92     (1.50)    2.48(1)
                                         ---------- ---------- ----------  ---------- ---------- ----------

Total from investment operations             (9.25)     (6.14)      15.58        1.76     (1.72)       2.39
                                         ---------- ---------- ----------  ---------- ---------- ----------

DISTRIBUTIONS:
Net realized gains                                -     (0.64)     (0.95)           -          -          -

Net Asset Value, End of Period               $11.03     $20.28     $27.06      $12.43     $10.67     $12.39
                                         ========== ========== ==========  ========== ========== ==========

Total Return(2)                            (45.61)%   (23.28)%    126.88%      16.49%   (13.88)%     23.90%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)            $98,836   $208,180   $141,916     $45,925    $73,837   $137,740
Ratio of expenses to average net assets:
     Net of waivers and reimbursements (3)    1.95%   1.65%(4)      1.85%       1.95%      1.80%      1.95%
     Before waivers and reimbursements(3)     1.96%   1.65%(4)      1.85%       2.12%      1.80%      2.05%
Ratio of net investment loss to
     average net assets:
     Net of waivers and reimbursements(3)   (1.76)%    (1.18)%    (0.88)%     (1.15)%    (1.42)%    (1.16)%
     Before waivers and reimbursements(3)   (1.77)%    (1.18)%    (0.88)%     (1.32)%    (1.42)%    (1.26)%
Portfolio turnover rate(2)                      81%       238%       589%        787%       304%       173%




                                              TECHNOLOGY FUND                                 POST-VENTURE FUND
                              Six Months      Year       Year       Year     Six Months     Year      Year        Year       Year
                                Ended        Ended      Ended       Ended       Ended      Ended     Ended       Ended       Ended
                            June 30, 2001   Dec. 31,   Dec. 31,   Dec. 31,  June 30, 2001 Dec. 31,  Dec. 31,    Dec. 31,   Dec. 31,
                              (Unaudited)     2000       1999       1998     (Unaudited)    2000      1999        1998       1997
Net Asset Value,
  Beginning of Period             $41.87     $58.29     $18.51     $10.00      $26.52     $38.09     $12.08      $8.78      $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss               (0.24)     (0.89)     (0.16)     (0.08)      (0.15)     (0.53)     (0.12)     (0.14)      (0.15)
Net realized and
  unrealized gains
  (losses) on investments        (19.76)    (15.50)      41.29       8.59     (12.62)    (11.03)      28.33       3.44      (1.07)
                              ---------- ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
Total from investment
  operations                     (20.00)    (16.39)      41.13       8.51     (12.77)    (11.56)      28.21       3.30      (1.22)
                              ---------- ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------

DISTRIBUTIONS:
Net realized gains                     -     (0.03)     (1.35)          -           -     (0.01)     (2.20)          -           -

Net Asset Value, End of Period    $21.87     $41.87     $58.29     $18.51      $13.75     $26.52     $38.09     $12.08       $8.78
                              ========== ========== ========== ==========  ==========  ========= ========== ==========  ==========


Total Return(2)                 (47.77)%   (28.13)%    223.76%     85.10%    (48.15)%   (30.31)%    237.22%     37.59%    (12.20)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets,
  end of period (000s)          $197,209   $413,793   $401,444     $8,176    $229,410   $481,736   $391,224    $19,081     $20,468
Ratio of expenses to
  average net assets:
  Net of waivers and
     reimbursements (3)            1.95%   1.88%(4)      1.95%      1.95%       1.95%   1.95%(4)      1.95%      1.95%       1.95%
  Before waivers
     and reimbursements(3)         2.16%   1.88%(4)      2.03%      5.80%       2.31%   2.13%(4)      2.23%      2.90%       2.69%
Ratio of net investment loss to
  average net assets:
  Net of waivers and
     reimbursements(3)           (1.77)%    (1.56)%    (1.05)%    (0.88)%     (1.75)%    (1.53)%    (1.06)%    (1.39)%     (1.39)%
  Before waivers
     and reimbursements(3)       (1.98)%    (1.56)%    (1.13)%    (4.73)%     (2.11)%    (1.71)%    (1.34)%    (2.34)%     (2.13)%
Portfolio turnover rate(2)           61%       211%       275%       888%         58%       206%       328%       641%        317%


(1) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(2)  Not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.66% and 1.66%; 1.88% and 1.88%; 1.96% and 2.13%, for the Mid-Cap Growth, Technology and Post-Venture Funds, respectively.

1-800-228-2121

See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS (CONT'D.)

For a Fund Share Outstanding Throughout Each Period



                                                                                     MICRO-CAP GROWTH FUND
                                                           Six Months     Year          Year        Year        Year         Year
                                                             Ended        Ended        Ended        Ended      Ended         Ended
                                                         June 30, 2001  Dec. 31,      Dec. 31,    Dec. 31,    Dec. 31,     Dec. 31,
                                                          (Unaudited)     2000          1999        1998        1997         1996
Net Asset Value,
  Beginning of Period                                        $24.99       $34.79      $11.30        $9.99      $12.45       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (0.14)       (0.56)      (0.16)       (0.16)      (0.26)       (0.09)
Net realized and unrealized
  gains (losses) on investments                              (9.42)       (4.74)       23.65         1.47      (2.20)      2.54(1)
                                                         ----------   ----------  ----------   ----------  ----------   ----------

Total from investment operations                             (9.56)       (5.30)       23.49         1.31      (2.46)         2.45
                                                         ----------   ----------  ----------   ----------  ----------   ----------

DISTRIBUTIONS:
Net realized gains                                                -       (4.50)           -            -           -            -

Net Asset Value, End of Period                               $15.43       $24.99      $34.79       $11.30       $9.99       $12.45
                                                         ==========   ==========  ==========   ==========  ==========   ==========
Total Return(2)                                            (38.30)%     (18.23)%     207.88%       13.11%    (19.76)%       24.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                            $92,765     $158,591    $296,026      $46,113     $71,867     $140,698
Ratio of expenses to average net assets:
  Net of waivers and reimbursements (3)                       1.95%     1.95%(4)       1.95%        1.95%       1.95%        1.95%
  Before waivers and reimbursements(3)                        2.27%     1.97%(4)       2.18%        2.63%       2.32%        2.55%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements(3)                      (1.59)%      (1.34)%     (1.13)%      (1.30)%     (1.72)%      (1.04)%
  Before waivers and reimbursements(3)                      (1.91)%      (1.36)%     (1.36)%      (1.98)%     (2.09)%      (1.64)%
Portfolio turnover rate(2)                                     112%         170%        180%         367%        232%         153%




                                                                                     EMERGING GROWTH FUND
                                                           Six Months     Year          Year        Year        Year         Year
                                                             Ended        Ended        Ended        Ended      Ended         Ended
                                                         June 30, 2001  Dec. 31,      Dec. 31,    Dec. 31,    Dec. 31,     Dec. 31,
                                                          (Unaudited)     2000          1999        1998        1997         1996
Net Asset Value, Beginning of Period                         $30.25       $42.86      $10.96       $10.15      $12.69       $10.00

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                          (0.15)       (0.69)      (0.22)       (0.20)      (0.25)       (0.15)
Net realized and unrealized gains
  (losses) on investments                                   (13.87)       (6.94)       32.12         1.01      (2.29)      2.84(1)
                                                         ----------   ----------  ----------   ----------  ----------   ----------

Total from investment operations                            (14.02)       (7.63)       31.90         0.81      (2.54)         2.69
                                                         ----------   ----------  ----------   ----------  ----------   ----------

DISTRIBUTIONS:
Net realized gains                                                -       (4.98)           -            -           -            -

Net Asset Value, End of Period                               $16.23       $30.25      $42.86       $10.96      $10.15       $12.69
                                                         ==========   ==========  ==========   ==========  ==========   ==========

Total Return(2)                                            (46.35)%     (20.90)%     291.15%        7.98%    (20.02)%       26.90%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                           $462,497     $810,499  $1,466,827     $189,372    $313,217     $638,159
Ratio of expenses to average net assets:
     Net of waivers and reimbursements (3)                    1.88%        1.68%       1.79%        1.95%       1.88%        1.95%
     Before waivers and reimbursements(3)                     1.88%        1.68%       1.79%        2.10%       1.88%        1.98%
Ratio of net investment loss to
     average net assets:
     Net of waivers and reimbursements(3)                   (1.65)%      (1.41)%     (1.30)%      (1.55)%     (1.68)%      (1.49)%
     Before waivers and reimbursements(3)                   (1.65)%      (1.41)%     (1.30)%      (1.70)%     (1.68)%      (1.52)%
Portfolio turnover rate(2)                                      66%         197%        353%         668%        333%         159%



(1) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(2)  Not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.95% and 1.97%, for the Micro-Cap Growth Fund.

See notes to financial statements.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION
     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Mid-Cap Growth Fund, Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund (collectively the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

     (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. If no sale is reported, the most current bid price is used. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under the supervision of the Board of Directors.

     (B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Fund's custodian.

     (C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

     (D) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

          As of December 31, 2000, the Mid-Cap Growth, Technology and Post-Venture Funds had federal income tax capital loss carryforwards of $24,471,573, $48,047,032 and $102,956,968, respectively. The entire federal income tax loss carryforward for each of these funds expires in 2008.

1-800-228-2121

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

          During 2000, the Micro-Cap Growth and Emerging Growth Funds, utilized $23,862,439 and $44,603,535, respectively, of their capital loss carryforwards against net realized capital gains.

          As of December 31, 2000, the Mid-Cap Growth, Technology, Post-Venture and Emerging Growth Funds had $24,324,348, $48,794,057, $65,454,629
          and $26,971,528, respectively, of post-October 2000 capital losses which are deferred until 2001 for tax purposes.

          Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales.

     (E) OPTIONS CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

          The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

     (F) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     (G) INITIAL PUBLIC OFFERINGS - The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

     (H) AICPA AUDIT AND ACCOUNTING GUIDE - In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. The Funds comply with all applicable aspects of the Guide and expect that the impact of the Guide will be insignificant.

     (I) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   INVESTMENT ADVISORY AGREEMENT
     Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.00% for the Mid-Cap Growth Fund, 1.25% for the Technology Fund, 1.50% for the Post-Venture Fund, 1.50% for the Micro-Cap Growth Fund and 1.25% for the Emerging
     Growth Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 2002. Expenses of $7,581, $264,101, $516,701 and $162,971 were waived in the Mid-Cap Growth, Technology, Post-Venture and Micro-Cap Growth Funds, respectively.

4.   SERVICE AND DISTRIBUTION PLAN
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2001, were as follows:

                                  PURCHASES                  SALES
     ---------------------------------------------------------------------------
     MID-CAP GROWTH FUND         $103,559,654             $118,064,401
     TECHNOLOGY FUND              156,872,475              170,225,008
     POST-VENTURE FUND            168,917,194              201,071,654
     MICRO-CAP GROWTH FUND        111,191,524              111,854,903
     EMERGING GROWTH FUND         351,715,327              345,851,158

     The cost of securities on a tax basis at June 30, 2001, for the Mid-Cap Growth Fund, Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund is $129,047,335, $263,808,320, $317,574,072,
     $89,420,527 and $520,086,380, respectively.

1-800-228-2121

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

These amounts include the proceeds on short sales reflected in the Statements of Assets and Liabilities. At June 30, 2001, gross unrealized appreciation and depreciation on securities for federal income tax purposes were as follows:

                                                                   NET
                                                               UNREALIZED
                                                             (DEPRECIATION)
                               UNREALIZED     UNREALIZED           ON
                              APPRECIATION  (DEPRECIATION)     INVESTMENTS
 -----------------------------------------------------------------------------
 MID-CAP GROWTH FUND           $10,882,512   $(46,015,672)    $(35,133,160)
 TECHNOLOGY FUND                27,187,282   (102,535,031)     (75,347,749)
 POST-VENTURE FUND              27,318,784   (125,947,869)     (98,629,085)
 MICRO-CAP GROWTH FUND          20,099,750    (21,188,492)      (1,088,742)
 EMERGING GROWTH FUND          101,292,469   (178,030,406)     (76,737,937)

6.   SHORT POSITIONS
     When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expenses on the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OPTIONS CONTRACTS WRITTEN
     The premium amount and the number of options contracts written during the year ended June 30, 2001, were as follows:

                                              PREMIUM              NUMBER OF
                                               AMOUNT              CONTRACTS
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
     Options outstanding at
        December 31, 2000               $             -                   -
     Options written                          4,401,904              10,783
     Options closed                         (3,000,415)             (6,440)
     Options exercised                                -                   -
     Options expired                        (1,401,489)             (4,343)
                                        ---------------     ---------------
     Options outstanding at
        June 30, 2001                   $             -                   -
                                        ===============     ===============

TECHNOLOGY FUND
     Options outstanding at
        December 31, 2000               $             -                   -
     Options written                          5,750,018              17,896
     Options closed                         (3,298,220)            (10,155)
     Options exercised                                -                   -
     Options expired                        (2,451,798)             (7,741)
                                        ---------------     ---------------
     Options outstanding at
        June 30, 2001                   $             -                   -
                                        ===============     ===============


                                              PREMIUM              NUMBER OF
                                               AMOUNT              CONTRACTS
--------------------------------------------------------------------------------
POST-VENTURE FUND
     Options outstanding at
        December 31, 2000               $             -                   -
     Options written                          7,045,262              21,122
     Options closed                         (4,124,199)            (11,991)
     Options exercised                                -                   -
     Options expired                        (2,921,063)             (9,131)
                                        ---------------     ---------------
     Options outstanding at
        June 30, 2001                   $             -                   -
                                        ===============     ===============

MICRO-CAP GROWTH FUND
     Options outstanding at
        December 31, 2000               $             -                   -
     Options written                          1,530,523               2,835
     Options closed                         (1,530,523)             (2,835)
     Options exercised                                -                   -
     Options expired                                  -                   -
                                        ---------------     ---------------
     Options outstanding at
        June 30, 2001                   $             -                   -
                                        ===============     ===============

EMERGING GROWTH FUND
     Options outstanding at
        December 31, 2000               $             -                   -
     Options written                         16,139,547              40,873
     Options closed                        (11,063,484)            (24,942)
     Options exercised                                -                   -
     Options expired                        (5,076,063)            (15,931)
                                        ---------------     ---------------
     Options outstanding at
        June 30, 2001                   $             -                   -
                                        ===============     ===============

1-800-228-2121

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

8.   TRANSACTIONS WITH AFFILIATED COMPANIES
     An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the issuer. The market value of these securities is reflected in the Schedules of Investments. Companies which are affiliates of each Fund are as follows:


                                                                                                                        AMOUNT OF
                                                                                                        AMOUNT OF       GAIN/LOSS
                                                                SHARE ACTIVITY                          DIVIDENDS        REALIZED
                                         ------------------------------------------------------          CREDITED        ON SALE
                                          BALANCE          PURCHASES/       SALES/     BALANCE          TO INCOME       OF SHARES
SECURITY NAME                            12/31/00          ADDITIONS      REDUCTIONS   6/30/01           IN 2001         IN 2001
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY FUND
Cardiac Pathways Corp.*                   615,285               -              -        615,285             -               -
                                                                                                        ==========     ==========


POST-VENTURE FUND
Cardiac Pathways Corp.*                   661,118               -              -        661,118             -               -
                                                                                                        ==========     ==========


MICRO-CAP GROWTH FUND
Cardiac Pathways Corp.*                   726,006               -              -        726,006             -               -
                                                                                                        ==========     ==========


EMERGING GROWTH FUND
Cardiac Pathways Corp.*                 2,679,353               -              -      2,679,353             -               -
                                                                                                        ==========     ==========



*Non-income producing

VANWAGONER.COM

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

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

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


This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

                                                             ------------------
(LOGO)                                                           PRESORTED
VAN WAGONER                                                     FIRST CLASS
FUNDS                                                           U.S. POSTAGE
                                                                    PAID
                                                               PERMIT NO. 105
                                                             NORTH READING, MA
                                                             ------------------


Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
4400 Computer Drive
Westborough, MA 01581

---------------
vanwagoner.com
---------------

1-800-228-2121

ADDRESS SERVICE REQUESTED

                                                             VW410          0801


                  VAN WAGONER CAPITAL APPRECIATION FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)

  Number
of Shares                                                         Value
-----------                                                     ----------
             COMMON AND PREFERRED STOCKS              87.13%

             COMPUTER SOFTWARE - DESKTOP               0.43%
     2,275   Oblix, Inc.*++                                       $ 4,801
                                                                ----------

             COMPUTER SOFTWARE - ENTERPRISE            5.45%
     2,500   Acta Technology, Inc.*++                                   1
       224   Comergent Technologies, Inc.*++                            1
       894   DataChannel, Inc.*++                                   2,501
       667   Docent, Inc.*                                          6,670
     1,064   Docent, Inc.*+                                        10,252
       167   Event411, Inc.*++                                          1
     1,096   Icarian, Inc.*++                                       1,973
        91   Icarian, Inc., Warrants*++                                 -
       300   Impresse Corp.*++                                          1
     1,500   Informatica Corp.*                                    26,040
       300   IntraNet Solutions, Inc.*                             11,415
     4,824   OurHouse, Inc.*++                                          1
     3,409   Pointshare Corp.*++                                        1
         7   Reciprocal, Inc.*++                                        1
         7   Reciprocal, Inc., Common *++                               1
       400   TellMe Networks, Inc.*++                               1,464
       TBD   TellMe Networks, Inc., Warrants *++                        -
                                                                ----------
                                                                   60,323
                                                                ----------

             COMPUTER SOFTWARE - INTERNET             22.19%
     1,710   Blue Pumpkin Software, Inc.*++                        12,500
       400   eBay, Inc.*                                           27,396
     1,500   Embarcadero Technologies, Inc.*                       33,465
     8,000   Interwoven, Inc.*                                    135,200
     1,000   Openwave Systems, Inc.*                               34,700
       843   ScreamingMedia, Inc.*+                                 2,462
                                                                ----------
                                                                  245,723
                                                                ----------

             COMPUTER SOFTWARE - SECURITY              3.79%
     1,400   Netegrity, Inc.*                                      42,000
                                                                ----------

             COMPUTERS - INTEGRATED SYSTEMS            0.44%
     2,601   CopperCom, Inc.*++                                     4,838
       224   CopperCom, Inc., Common*++                                 -
                                                                ----------
                                                                    4,838
                                                                ----------

  Number
of Shares                                                         Value
-----------                                                     ----------

             COMPUTERS - LOCAL NETWORKS                7.94%
     1,400   3PARdata, Inc.++                                     $ 8,051
       328   Anda Networks, Inc.*++                                     1
       700   Brocade Communications Systems, Inc.*                 30,793
       700   Emulex Corp.*                                         28,280
     2,221   Sitara Networks, Inc.*++                               7,230
     5,000   Top Layer Networks, Inc.*++                           13,500
                                                                ----------
                                                                   87,855
                                                                ----------

             COMPUTERS - MEMORY DEVICES                5.92%
       996   CommVault Systems, Inc.*++                             5,709
       900   VERITAS Software Corp.*                               59,877
                                                                ----------
                                                                   65,586
                                                                ----------

             COMPUTERS - SERVICES                     12.48%
       500   AOL Time Warner, Inc.*                                26,500
     6,570   StorageNetworks, Inc.*                               111,624
                                                                ----------
                                                                  138,124
                                                                ----------

             COMPUTERS - SOFTWARE                      4.83%
       500   Manugistics Group, Inc.*                              12,550
       400   Microsoft Corp.*                                      29,200
       250   Siebel Systems, Inc.*                                 11,725
                                                                ----------
                                                                   53,475
                                                                ----------

             ELECTRICAL PRODUCTS - MISCELLANEOUS       0.65%
       500   Powerwave Technologies, Inc.*                          7,250
                                                                ----------

             ELECTRONICS - MISCELLANEOUS COMPONENTS    2.42%
     1,000   RF Micro Devices, Inc.*                               26,800
                                                                ----------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING 1.74%
     1,200   Bandwidth9, Inc.*++                                    5,520
       175   Broadcom Corp.*                                        7,483
       490   JDS Uniphase Corp.*                                    6,248
     2,933   Sandcraft, Inc.*++                                         1
                                                                ----------
                                                                   19,252
                                                                ----------

  Number
of Shares                                                          Value
-----------                                                     ----------



             FIBER OPTIC COMPONENTS                    0.84%
       600   Tellium, Inc.*+                                      $ 9,260
                                                                ----------

             INTERNET - NETWORK SECURITY/SOLUTIONS     2.67%
       500   Check Point Software Technologies Ltd.*               25,285
       700   Mirapoint, Inc.*++                                     2,674
       650   Netigy Corp.*++                                        1,612
                                                                ----------
                                                                   29,571
                                                                ----------

             INTERNET - SERVICE PROVIDER/CONTENT       0.00%
        26   iBeam Broadcasting Corp. *+                                9
                                                                ----------

             MEDICAL - BIOMEDICAL/GENETICS             0.61%
     1,079   Athersys, Inc.*++                                      6,699
                                                                ----------

             TELECOMMUNICATIONS - EQUIPMENT           11.74%
     2,200   Calient Networks, Inc.*++                              7,948
       450   CIENA Corp.*                                          17,100
     3,300   Hyperchip, Inc.*++                                     2,904
       134   Kestrel Solutions, Inc.*++                                 1
     1,400   Lynx Photonic Networks*++                              6,153
     2,600   Nayna Networks, Inc.*++                                5,850
     2,000   ONI Systems Corp.*                                    55,800
     2,184   Portera Systems*++                                     1,829
     1,100   Sonus Networks, Inc.*                                 25,696
     2,146   Turin Networks, Inc.*++                                4,501
       900   Ultraband Fiber Optics*++                              2,187
       322   Vertical Networks, Inc.*++                                 1
                                                                ----------
                                                                  129,970
                                                                ----------

  Number
of Shares                                                         Value
-----------                                                     ----------

             TELECOMMUNICATIONS - SERVICES             2.99%
       181   Arbinet Holdings, Inc.*++                              $ 875
     1,150   Micromuse, Inc.*                                      32,189
                                                                ----------
                                                                   33,064
                                                                ----------

             TOTAL COMMON AND PREFERRED STOCKS
             (cost $1,127,328)                                    964,600
                                                                ----------

Number of
Contracts
-----------
             PUT OPTIONS PURCHASED                     0.04%
         3   Interwoven, Inc., expires 7/21/01,
               exercise price $17.50                                  435
                                                                ----------

             TOTAL PUT OPTIONS PURCHASED                              435
             (cost $457)                                        ----------


Principal
  Amount
-----------
             SHORT-TERM INVESTMENT                     0.36%

   $ 3,945   UMB Bank, n.a., Money Market Fiduciary                 3,945
                                                                ----------

             TOTAL SHORT-TERM INVESTMENT                            3,945
                                                                ----------
             (cost $3,945)

             TOTAL INVESTMENTS                        87.53%      968,980
             (cost $1,131,730)

             Other Assets less Liabilities            12.47%      138,104
                                                                ----------

             NET ASSETS                              100.00%   $1,107,084
                                                               ===========


                   See notes to financial statements.

                            VAN WAGONER CAPITAL APPRECIATION FUND
                                   SCHEDULE OF INVESTMENTS
                                        JUNE 30, 2001
                                         (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

* Non-income producing

+ Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

++ The following preferred stocks (and common stocks and warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $111,331 or 10.06% of net assets.

SECURITY DESCRIPTION           DATE(S) OF ACQUISITION   NUMBER OF SHARES         COST
--------------------------------------------------------------------------------------
3PARdata, Inc.                        May 01                      1,400        $8,051
Acta Technology, Inc.                July 99                      2,500        12,500
Anda Networks, Inc.                  March 00                       328         4,500
Arbinet Holdings, Inc.               March 00                       181         3,499
Athersys, Inc.                March 00 - October 00               1,079        13,398
Bandwidth9, Inc.                   November 00                    1,200        11,040
Blue Pumpkin Software, Inc.     March 00 - July 00                1,710        12,500
Calient Networks, Inc.             December 00                    2,200        15,895
Comergent Technologies, Inc.        January 00                      224         1,926
CommVault Systems, Inc.       April 00 - November 00                996         9,192
CopperCom, Inc.                      June 01                      2,601         4,838
CopperCom, Inc.                      June 01                        224             -
DataChannel, Inc.                    March 00                       894         5,001
Event411, Inc.                       June 99                        167         5,010
Hyperchip, Inc.                    September 00                   3,300         2,904
Icarian, Inc.                  March 00 - March 01                1,096         6,540
Icarian, Inc., Warrants               May 01                         91             -
Impresse Corp.                     November 99                      300         3,717
Kestrel Solutions, Inc.             January 00                      134         1,745
Lynx Photonic Networks, Inc.        January 01                    1,400        12,306
Mirapoint, Inc.                     October 00                      700        10,703
Nayna Networks, Inc.               December 00                    2,600        11,700
Netigy Corp.                        August 00                       650         6,438
Oblix, Inc.                         August 00                     2,275         9,602
OurHouse, Inc.                  May 99 - April 00                 4,824        48,980
Pointshare Corp.                   September 99                   3,409         9,375
Portera Systems               February 00 - September 00          2,184         9,289
Reciprocal, Inc.                   November 99                        7         3,183
Reciprocal, Inc., Common             March 00                         7            43
Sandcraft, Inc.               October 99 - December 00            2,933         7,465
Sitara Networks, Inc.                July 99                      2,221         8,551
TellMe Networks, Inc.              September 00                     400         5,861
TellMe Networks, Inc., Warrants    September 00                     TBD             -
Top Layer Networks, Inc.            August 99                     5,000         7,800
Turin Networks, Inc.                 July 00                      2,146         9,002
Ultraband Fiber Optics             February 01                      900         2,187
Vertical Networks, Inc.       February 00 - June 01                 322         1,088

TBD - To be determined upon initial public offering.

See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (UNAUDITED)

                                                        Capital
                                                     Appreciation
                                                         Fund
                                                    ------------

ASSETS:
    Investments, at value (cost $1,131,730)           $ 968,980
    Receivable for investments sold                       2,127
    Receivable from broker                              142,343
    Interest and dividends receivable                        77
    Receivable from Adviser                               4,424
    Prepaid expenses and other assets                     7,279
                                                    ------------

    Total Assets                                      1,125,230
                                                    ------------

LIABILITIES:
    Payable for investments purchased                     1,424
    Accrued expenses and other liabilities               16,722
                                                    ------------

    Total Liabilities                                    18,146
                                                    ------------

NET ASSETS                                          $ 1,107,084
                                                    ============

NET ASSETS CONSIST OF:
    Capital stock                                   $ 1,956,596
    Accumulated net realized loss on investments       (686,762)
    Net unrealized depreciation on investments         (162,750)
                                                    ------------

    Net Assets                                      $ 1,107,084
                                                    ============

CAPITAL STOCK, $0.0001 PAR VALUE
    Authorized                                      100,000,000
    Issued and outstanding                              125,572

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                               $ 8.82
                                                    ============


              See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

                                                 Capital
                                              Appreciation
                                                  Fund
                                               ---------

INVESTMENT INCOME:
    Interest                                    $ 3,132
    Dividends                                         1
                                               ---------

    Total Investment Income                       3,133
                                               ---------

EXPENSES:
    Fund accounting and administration fees      22,314
    Custody fees                                  9,349
    Investment advisory fees                      8,357
    Professional fees                             5,173
    Federal and state registration fees           4,783
    Directors' fees and expenses                  2,157
    Miscellaneous                                 2,220
                                               ---------

    Total expenses before waivers
      and reimbursement                          54,353
      Less:  Waiver and reimbursements
             of expense                         (41,317)
                                               ---------

      Net Expenses                               13,036
                                               ---------

NET INVESTMENT LOSS                              (9,903)
                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on options written         51,810
    Net realized gain on options purchased       29,516
    Net realized loss on short positions         (3,987)
    Net realized loss on investments           (520,356)
    Change in net unrealized appreciation
      and depreciation on investments          (419,224)
                                               ---------

    Net Loss on Investments                    (862,241)
                                               ---------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $(872,144)
                                               =========

          See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                 Capital Appreciation Fund
                                                ---------------------------
                                               Six Months Ended
                                                June 30, 2001    Year Ended
                                                 (Unaudited)   Dec. 31, 2000
                                                ---------------  ----------

OPERATIONS:
   Net investment loss                                $ (9,903)  $ (37,950)
   Net realized gain on options written                 51,810      10,466
   Net realized gain (loss) on options purchased        29,516    (133,155)
   Net realized gain (loss) on short positions          (3,987)     17,315
   Net realized gain (loss) on investments            (520,356)    490,473
   Change in net unrealized appreciation
     and depreciation on investments                  (419,224)   (604,991)
                                                ---------------  ----------

   Net decrease in net assets resulting
     from operations                                  (872,144)   (257,842)
                                                ---------------  ----------

DISTRIBUTIONS:
   Net realized gains                                     (138)   (590,728)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                        350,000   1,830,182
   Proceeds from reinvestment of dividends                   1     327,826
   Redemption of shares                                      -   (1,538,490)
                                                ---------------  ----------

   Net increase from share transactions                350,001     619,518
                                                ---------------  ----------


TOTAL DECREASE IN NET ASSETS                          (522,281)   (229,052)


NET ASSETS:
   Beginning of year                                 1,629,365   1,858,417
                                                ---------------  ----------

   End of year                                     $ 1,107,084   $ 1,629,365
                                                ===============  ==========


TRANSACTIONS IN SHARES:
   Shares sold                                          25,792      86,781
   Shares issued in reinvestment of dividends                -      20,400
   Shares redeemed                                           -     (78,294)
                                                ---------------  ----------

   Net increase                                         25,792      28,887
                                                ===============  ==========

                       See notes to financial statements.

VAN WAGONER FUNDS, INC.
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period

                                                                  Capital Appreciation Fund
                                     -------------------------------------------------------------------------------
                                     Six Months Ended       Year            Year              Year           Year
                                       June 30, 2001       Ended           Ended            Ended          Ended
                                        (Unaudited)    Dec. 31,2000    Dec. 31, 1999    Dec.31, 1998   Dec. 31, 1997
                                         ----------   -------------  ---------------   -------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD       $16.33        $ 26.21            $ 15.05          $ 9.08        $ 10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                      (0.08)         (0.38)             (0.16)          (0.03)         (0.11)
   Net realized and unrealized gain
     (loss) on investments                  (7.43)         (2.19)             34.32            7.13           0.54

    Total from investment operations        (7.51)         (2.57)             34.16            7.10           0.43

DISTRIBUTIONS:
   Net realized gains                           -          (7.31)            (22.99)          (0.43)             -
   In excess of net realized gains              -              -              (0.01)          (0.70)         (1.35)

    Total distributions                         -          (7.31)            (23.00)          (1.13)         (1.35)
                                           ------         ------             ------          ------         ------

NET ASSET VALUE, END OF PERIOD             $ 8.82        $ 16.33            $ 26.21         $ 15.05         $ 9.08


TOTAL RETURN(2)                          (45.88)%        (9.53)%            230.76%          78.18%          4.56%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)        $1,107        $ 1,629            $ 1,858           $ 871        $ 1,304
   Ratio of expenses to average net assets:
    Net of waivers and reimbursements(3)    1.95%(3)       1.95%              1.95%           1.95%          1.95%
    Before waivers and reimbursements(3)    8.13%(3)       5.61%              6.65%          17.13%         11.78%
   Ratio of net investment loss to
      average net assets:
    Net of waivers and reimbursements(3)  (1.48)%        (1.48)%            (0.68)%         (0.21)%        (1.36)%
    Before waivers and reimbursements(3)  (7.66)%        (5.14)%            (5.38)%        (15.39)%       (11.19)%
   Portfolio turnover rate(2)                 97%           269%               270%          1,263%           625%

(1) Amount less than $0.01 per share.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS


(1)   Organization
      ------------

   Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund (the "Fund") is a separate, diversified investment portfolio of Van Wagoner Funds, Inc. (the "Funds"). Substantially all of the shares issued by the Fund are held by an affiliate of the Adviser.

(2)   Significant Accounting Policies
      -------------------------------

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

   (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. If no sale is reported, the most current bid price is used. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Adviser under supervision of the Board of Directors.

(b) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to each portfolio's respective net assets.

(c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes. As of December 31, 2000, the Fund had $219,962 of post-October 2000 capital losses which are deferred until 2001 for tax purposes.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(d) Options Contracts - The Fund purchases put options to hedge portfolio investments. Premiums paid for options contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

      The Fund may also write (sell) covered call options to hedge portfolio investments. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

(e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterizations of certain income and capital gain distributions determined in accordance with federal tax regulations, which may differ from GAAP.

(f) Initial Public Offerings - The Fund may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on the Fund.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



(g) AICPA Audit and Accounting Guide - In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. The Fund complies with all applicable aspects of the Guide and expects that the impact of the Guide will be insignificant.

(h) Other - Investment transactions are accounted for on the trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------

    The Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at the annual rate of 1.25% of the average daily net assets of the Fund. The Adviser has agreed to voluntarily waive and reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% until January 1, 2002. Expenses of $41,317 were waived during the six months ended June 30, 2001.

(4) Service and Distribution Plan
    -----------------------------

   The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. No fees were paid under the plan during the six months ended June 30, 2001.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(5)  Investment Transactions
     -----------------------

    The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2001, were $1,556,811 and $1,191,551, respectively. At June 30, 2001, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes of $1,152,973 were as follows:


    Unrealized appreciation            $162,752
    Unrealized depreciation            (346,745)
                                        -------
    Net unrealized depreciation
      on investments                  $(183,993)
                                        =======

(6) Short Positions
    ---------------

    When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

(7) Options Contracts Written
    -------------------------

    The premium amount and the number of options contracts written during the six months ended June 30, 2001, were as follows:


                                        Premium     Number of
                                         Amount     Contracts
                                        -------     ---------
    Options  outstanding  at December  $     -           -
    31, 2000
    Options written                     55,813         122
    Options closed                     (45,627)        (85)
    Options exercised                        -           -
    Options expired                    (10,186)        (37)
                                       -------      ------
    Options  outstanding  at June 30,  $    -            -
    2001                                ======        ====

                             VAN WAGONER GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)

     Number
   of Shares                                                            Value
-----------------                                                    -----------
                    COMMON AND PREFERRED STOCKS           89.85%

                    COMPUTER SOFTWARE - DESKTOP            0.29%
           2,000    Oblix, Inc.*++                                       $ 4,221
                                                                     -----------

                    COMPUTER SOFTWARE - ENTERPRISE         2.91%
           2,500    Acta Technology, Inc.*++                                   1
             325    Comergent Technologies, Inc.*++                            1
             855    DataChannel, Inc.*++                                   2,391
             183    Docent, Inc.                                           1,830
           1,064    Docent, Inc.*+                                        10,251
             166    Event411, Inc.*++                                          1
           1,092    Icarian, Inc.*++                                       1,965
              91    Icarian, Inc., Warrants*++                                 -
             300    Impresse Corp.*++                                          1
             650    IntraNet Solutions, Inc.*                             24,732
           4,824    OurHouse, Inc.*++                                          1
           2,500    Pointshare Corp.*++                                        1
               5    Reciprocal, Inc.*++                                        1
             400    TellMe Networks, Inc.*++                               1,464
             TBD    TellMe Networks, Inc., Warrants*++                         -
                                                                     -----------
                                                                         42,640
                                                                     -----------

                    COMPUTER SOFTWARE - INTERNET          24.68%
           1,588    Blue Pumpkin Software, Inc.*++                       11,608
             500    eBay, Inc.*                                          34,245
           3,000    Embarcadero Technologies, Inc.*                      66,930
          12,000    Interwoven, Inc.*                                   202,800
           1,250    Openwave Systems, Inc.*                              43,375
             723    ScreamingMedia, Inc.*                                 2,112
                                                                     -----------
                                                                        361,070
                                                                     -----------

                    COMPUTER SOFTWARE - SECURITY           3.90%
           1,900    Netegrity, Inc.*                                     57,000
                                                                     -----------

                    COMPUTERS - INTEGRATED SYSTEMS         0.33%
           2,601    CopperCom, Inc.*++                                    4,838
             224    CopperCom, Inc., Common*++                                -
                                                                     -----------
                                                                           4,838
                                                                     -----------
     Number
   of Shares                                                            Value
-----------------                                                    ----------
                    COMPUTERS - LOCAL NETWORKS             9.11%
           1,800    3PARdata, Inc.++                                    $ 10,351
             284    Anda Networks, Inc.*++                                     1
           1,000    Brocade Communications Systems, Inc.*                 43,990
             600    Cisco Systems, Inc.*                                  10,920
           1,300    Emulex Corp.*                                         52,520
           2,000    Sitara Networks, Inc.*++                               6,510
           3,334    Top Layer Networks, Inc.*++                            9,002
                                                                     -----------
                                                                         133,294
                                                                     -----------

                    COMPUTERS - MEMORY DEVICES             6.92%
             841    CommVault Systems, Inc.*++                             4,821
           1,450    VERITAS Software Corp.*                               96,469
                                                                     ----------
                                                                         101,290
                                                                     ----------

                    COMPUTERS - SERVICES                   8.78%
             500    AOL Time Warner, Inc.*                                26,500
           6,000    StorageNetworks, Inc.*                               101,940
                                                                     -----------
                                                                         128,440
                                                                     -----------

                    Computers - Software                   4.41%
             650    Manugistics Group, Inc.*                              16,315
             500    Microsoft Corp.*                                      36,500
             250    Siebel Systems, Inc.*                                 11,725
                                                                     -----------
                                                                          64,540
                                                                     -----------


                    ELECTRICAL PRODUCTS - MISCELLANEOUS    0.30%
             300    Powerwave Technologies, Inc.*                          4,350
                                                                     -----------


                    ELECTRONICS - MISCELLANEOUS COMPONENTS 1.47%
             800    RF Micro Devices, Inc.*                               21,440
                                                                     -----------

                    ELECTRONICS - SEMICONDUCTOR
                      MANUFACTURING                        1.98%
           1,000    Bandwidth9, Inc.*++                                    4,600
             300    Broadcom Corp.*                                       12,828
             900    JDS Uniphase Corp.*                                   11,475
           2,400    Sandcraft, Inc.*++                                         1
                                                                     -----------
                                                                          28,904
                                                                     -----------

                    FIBER OPTIC COMPONENTS                 0.63%
             600    Tellium, Inc.*+                                        9,260
                                                                     -----------

                             VAN WAGONER GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)

     Number
   of Shares                                                            Value
-----------------                                                    -----------

                    FINANCE - INVESTMENT BROKER            1.47%
             250    The Goldman Sachs Group, Inc.                       $ 21,451
                                                                     -----------

                    INTERNET - NETWORK SECURITY/SOLUTIONS  2.37%
             600    Check Point Software Technologies Ltd.*               30,342
             600    Mirapoint, Inc.*++                                     2,292
             850    Netigy Corp.*++                                        2,108
                                                                     -----------
                                                                          34,742
                                                                     -----------

                    INTERNET - SERVICE PROVIDER/CONTENT    0.00%
              27    iBeam Broadcasting Corp. *+                               10
                                                                     -----------

                    MEDICAL - BIOMEDICAL/GENETICS          0.40%
             950    Athersys, Inc.*++                                      5,900
                                                                     -----------


                    TELECOMMUNICATIONS - EQUIPMENT        16.77%
           2,100    Calient Networks, Inc.*++                              7,586
             500    CIENA Corp.*                                          19,000
           3,000    Hyperchip, Inc.*++                                     2,640
             198    Kestrel Solutions, Inc.*++                                 1
           1,700    Lynx Photonic Networks*++                              7,472
           2,400    Nayna Networks, Inc.*++                                5,400
           2,500    Nokia Oyj ADR                                         55,100
           3,300    ONI Systems Corp.*                                    92,070
           2,505    Portera Systems*++                                     2,098
           2,000    Sonus Networks, Inc.*                                 46,720
           2,146    Turin Networks, Inc.*++                                4,501
           1,100    Ultraband Fiber Optics*++                              2,673
             342    Vertical Networks, Inc.*++                                 1
                                                                     -----------
                                                                         245,262
                                                                     -----------

                             VAN WAGONER GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)

     Number
   of Shares                                                            Value
-----------------                                                    ----------
                    TELECOMMUNICATIONS - SERVICES          3.13%
             193    Arbinet Holdings, Inc.*++                        $       933
           1,600    Micromuse, Inc.*                                      44,784
                                                                      ----------
                                                                          45,717
                                                                      ----------

                    Total Common and Preferred Stocks
                    (cost $1,628,604)                                  1,314,369
                                                                      ----------

   Number of
   Contracts
-----------------
                    PUT OPTIONS PURCHASED                  0.04%
               4    Interwoven, Inc., expires 7/21/01,
                       exercise price $17.50                                 580
                                                                      ----------

                    TOTAL PUT OPTIONS PURCHASED                             580
                    (cost $608)                                       ----------


   Principal
     Amount
-----------------
                    SHORT-TERM INVESTMENT                  1.28%

        $ 18,761    UMB Bank, n.a., Money Market Fiduciary                18,761
                                                                      ----------

                    TOTAL SHORT-TERM INVESTMENT                          18,761
                    (cost $18,761)                                    ----------


                    TOTAL INVESTMENTS                     91.17%       1,333,710
                    (cost $1,647,973)

                    Other Assets less Liabilities          8.83%         129,229
                                                                      ----------

                    NET ASSETS                           100.00%     $ 1,462,939
                                                                     ===========


                       See notes to financial statements.

                      VAN WAGONER GROWTH FUND
                      SCHEDULE OF INVESTMENTS
                           JUNE 30, 2001
                            (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

* Non-income producing
+ Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

++ The following preferred stocks (and common stock or warrants where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2001, the value of the Fund's restricted securities was $105,385 or 7.20% of net assets.


SECURITY DESCRIPTION         DATE(S) OF ACQUISITION  NUMBER OF SHARES        COST
----------------------------------------------------------------------------------

3PARdata, Inc.                      May 01                     1,800      $10,351
Acta Technology, Inc.               July 99                    2,500       12,500
Anda Networks, Inc.                March 00                      284        3,896
Arbinet Holdings, Inc.             March 00                      193        3,731
Athersys, Inc.                March 00 - October 00              950       11,800
Bandwidth9, Inc.                  November 00                  1,000        9,200
Blue Pumpkin Software, Inc.   March 00 - July 00               1,588       11,608
Calient Networks, Inc.            December 00                  2,100       15,173
Comergent Technologies, Inc.      January 00                     325        2,795
CommVault Systems, Inc.      April 00 - November 00              841        8,005
CopperCom, Inc.                     June 01                    2,601        4,838
CopperCom, Inc., Common             June 01                      224            -
DataChannel, Inc.                  March 00                      855        4,783
Event411, Inc.                      June 99                      166        4,980
Hyperchip, Inc.                  September 00                  3,000        2,640
Icarian, Inc.                  March 00 - March 01             1,092        6,518
Icarian, Inc., Warrants             May 01                        91            -
Impresse Corp.                    November 99                    300        3,717
Kestrel Solutions, Inc.           January 00                     198        2,578
Lynx Photonic Networks, Inc.      January 01                   1,700       14,943
Mirapoint, Inc.                   October 00                     600        9,174
Nayna Networks, Inc.              December 00                  2,400       10,800
Netigy Corp.                       August 00                     850        8,419
Oblix, Inc.                        August 00                   2,000        8,441
OurHouse, Inc.                 May 99 - April 00               4,824       48,980
Pointshare Corp.                 September 99                  2,500        6,875
Portera Systems              February 00 - September 00        2,505       11,131
Reciprocal, Inc.                  November 99                      5        2,274
Sandcraft, Inc.              October 99 - December 00          2,400        6,104
Sitara Networks, Inc.               July 99                    2,000        7,700
TellMe Networks, Inc.            September 00                    400        5,861
TellMe Networks, Inc., Warrants  September 00                    TBD            -
Top Layer Networks, Inc.           August 99                   3,334        5,201
Turin Networks, Inc.                July 00                    2,146        9,002
Ultraband Fiber Optics            February 01                  1,100        2,673
Vertical Networks, Inc.       February 00 - June 01              342        1,156


TBD - To be determined upon initial public offering.

See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (UNAUDITED)



                                                     Growth
                                                      Fund
                                                   ------------

ASSETS:
    Investments, at value (cost $1,647,973)        $ 1,333,710
    Receivable for investments sold                      1,146
    Receivable from broker                             125,955
    Interest and dividends receivable                       68
    Receivable from Adviser                              4,628
    Prepaid expenses and other assets                    7,456
                                                   ------------

    Total Assets                                     1,472,963
                                                   ------------

LIABILITIES:
    Payable for investments purchased                      609
    Accrued expenses and other liabilities               9,415
                                                   ------------

    Total Liabilities                                   10,024
                                                   ------------

NET ASSETS                                         $ 1,462,939
                                                   ============

NET ASSETS CONSIST OF:
    Capital stock                                  $ 2,250,344
    Accumulated net realized loss on investments      (473,142)
    Net unrealized depreciation on investments        (314,263)
                                                   ------------

    Net Assets                                     $ 1,462,939
                                                   ============

CAPITAL STOCK, $0.0001 PAR VALUE
    Authorized                                     100,000,000
    Issued and outstanding                             140,833

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                             $ 10.39
                                                   ============

                See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)



                                                    Growth
                                                     Fund
                                                   --------

INVESTMENT INCOME:
    Interest                                        $ 5,119
    Dividends                                           592
                                                    --------

    Total Investment Income                           5,711
                                                    --------

EXPENSES:
    Fund accounting and
        administration fees                          22,314
    Investment advisory fees                          9,032
    Custody fees                                      5,627
    Professional fees                                 5,183
    Federal and state registration fees               4,659
    Directors' fees and expenses                      2,157
    Miscellaneous                                     2,152
                                                    --------

    Total expenses before waivers
       and reimbursements                            51,124
      Less:  Waiver and reimbursement of expenses   (33,512)
                                                    --------

      Net Expenses                                   17,612
                                                    --------

NET INVESTMENT LOSS                                 (11,901)
                                                    --------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on options written             65,428
    Net realized gain on options purchased           30,107
    Net realized loss on short positions               (979)
    Net realized loss on investments               (364,593)
    Change in net unrealized appreciation
      and depreciation on investments              (671,177)
                                                   ---------

    Net Loss on Investments                        (941,214)
                                                   ---------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $(953,115)
                                                   ========

        See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Growth Fund
                                                   ---------------------------------------
                                                     Six Months Ended
                                                      June 30, 2001           Year Ended
                                                       (Unaudited)           Dec. 31, 2000
                                                    -----------------        -------------

OPERATIONS:
   Net investment loss                                    $ (11,901)            $ (34,729)
   Net realized gain on options written                      65,428                 9,646
   Net realized gain (loss) on options purchased             30,107              (105,557)
   Net realized gain (loss) on short positions                 (979)                6,547
   Net realized gain (loss) on investments                 (364,593)              426,073
   Change in net unrealized appreciation
     and depreciation on investments                       (671,177)             (362,545)
                                                      -------------            ----------

   Net decrease in net assets resulting
     from operations                                       (953,115)              (60,565)
                                                      -------------            ----------

DISTRIBUTIONS:
   Net realized gains                                        (2,858)             (502,448)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                             152,000             1,636,265
   Proceeds from reinvestment of dividends                    1,075               160,834
   Redemption of shares                                     (95,199)             (204,272)
                                                      -------------            ----------

   Net increase from share transactions                      57,876             1,592,827
                                                      -------------            ----------


TOTAL INCREASE (DECREASE) IN NET ASSETS                    (898,097)            1,029,814


NET ASSETS:
   Beginning of year                                      2,361,036             1,331,222
                                                      -------------            ----------

   End of year                                          $ 1,462,939           $ 2,361,036
                                                      =============            ==========


TRANSACTIONS IN SHARES:
   Shares sold                                               10,499                78,266
   Shares issued in reinvestment of dividends                    89                 9,076
   Shares redeemed                                           (8,054)               (7,366)
                                                      -------------            ----------

   Net increase                                               2,534                79,976
                                                      =============            ==========


          See notes to financial statements.

VAN WAGONER FUNDS, INC.
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period

                                                                              Growth Fund
                                   --------------------------------------------------------------------------------------------
                                   Six Months Ended    Year                      Year            Year                 Year
                                     June 30, 2000     Ended                    Ended           Ended                Ended
                                     (Unaudited)    Dec. 31, 2000           Dec. 31, 1999    Dec. 31, 1998       Dec. 31, 1997
                                      -----------  --------------           --------------  --------------      --------------

NET ASSET VALUE, BEGINNING OF PERIOD       $17.07            $ 22.82            $ 14.06             $ 9.58             $ 10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                      (0.08)            (0.25)              (0.18)             (0.02)              (0.12)
   Net realized and unrealized gain
     on investments                         (6.58)            (1.35)              24.58               7.00                0.68
                                           ------             ------            -------             ------              ------

    Total from investment operations        (6.66)            (1.60)              24.40               6.98                0.56
                                           ------             ------            -------             ------              ------

DISTRIBUTIONS:
   Net realized gains                       (0.02)            (4.15)             (15.63)             (1.65)                  -
   In excess of net realized gains              -                  -              (0.01)              0.85)             (0.98)
                                           ------             ------            -------             ------              ------

    Total distributions                     (0.02)            (4.15)             (15.64)             (2.50)              (0.98)
                                           ------             ------            -------             ------              ------

NET ASSET VALUE, END OF PERIOD            $ 10.39            $ 17.07            $ 22.82            $ 14.06              $ 9.58
                                           ------             ------            -------             ------              ------

TOTAL RETURN(1)                          (39.00)%            (7.75)%            176.81%             72.86%               5.74%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000)         $1,463            $ 2,361            $ 1,331              $ 798             $ 1,323
   Ratio of expenses to average
        net assets:
    Net of waivers and reimbursements(2)    1.95%              1.95%              1.95%              1.95%               1.95%
    Before waivers and reimbursements(2)    5.66%              4.89%              7.01%             16.58%              11.60%
   Ratio of net investment loss to
       average net assets:
    Net of waivers and reimbursements(2)  (1.32)%            (1.47)%            (0.70)%            (0.18)%             (1.40)%
    Before waivers and reimbursements(2)  (5.03)%            (4.41)%            (5.76)%           (14.81)%            (11.05)%
   Portfolio turnover rate(1)                136%               178%               244%             1,233%                593%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.

See notes to financial statements.

                             VAN WAGONER FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS


(1)   Organization
      ------------

   Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Growth Fund (the "Fund") is a separate, diversified investment portfolio of Van Wagoner Funds, Inc. (the "Funds"). Substantially all of the shares issued by the Fund are held by an affiliate of the Adviser.

(2)   Significant Accounting Policies
      -------------------------------

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

(a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. If no sale is reported, the most current bid price is used. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Adviser under supervision of the Board of Directors.

(b) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to each portfolio's respective net assets.

(c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes. As of December 31, 2000, the Fund had $172,351 of post-October 2000 capital losses which are deferred until 2001 for tax purposes.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(d) Options Contracts - The Fund purchases put options to hedge portfolio investments. Premiums paid for options contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

      The Fund may also write (sell) covered call options to hedge portfolio investments. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

(e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterizations of certain income and capital gain distributions determined in accordance with federal tax regulations, which may differ from GAAP.

(f) Initial Public Offerings - The Fund may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on the Fund.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(g) AICPA Audit and Accounting Guide - In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. The Fund complies with all applicable aspects of the Guide and expects that the impact of the Guide will be insignificant.

(h) Other - Investment transactions are accounted for on the trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------

    The Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has agreed to voluntarily waive and reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% until January 1, 2002. Expenses of $33,512 were waived during the six months ended June 30, 2001.

(4)  Service and Distribution Plan
     -----------------------------

   The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. No fees were paid under the plan during the six months ended June 30, 2001.

                             VAN WAGONER FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(5)  Investment Transactions
     -----------------------

    The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2001, were $2,873,957 and $2,135,868, respectively. At June 30, 2001, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes of $1,689,116 were as follows:


    Unrealized appreciation             $166,612
    Unrealized depreciation             (522,018)
                                         -------
    Net unrealized depreciation
       on investments                   $(355,406)
                                         =======

(6) Short Positions
    ---------------

    When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

(7) Options Contracts Written
    -------------------------

    The premium amount and the number of options contracts written during the six months ended June 30, 2001, were as follows:


                                         Premium     Number of
                                         Amount      Contracts
                                         --------    ---------
    Options  outstanding  at December  $      -             -
    31, 2000
    Options written                      65,325           162
    Options closed                      (54,924)         (123)
    Options exercised                         -             -
    Options expired                     (10,401)          (39)
                                         ------         -----
    Options  outstanding  at June 30,   $     -             -
    2001                                  =====          ====